UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2007 (Unaudited)

[Insert schedule of investments here]

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Consumer Discretionary - 4.7%

Apparel Retail - 0.6%
TJX Companies, Inc.	65,400	$1,918,836
Broadcasting & Cable TV - 1.1%
CBS Corp.	130,700	3,585,101
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	84,100	2,252,198
Movies & Entertainment - 1.9%
News Corp.	111,100	2,340,877
Walt Disney Co.	129,800	4,302,870

		6,643,747
Restaurants - 0.4%
Brinker International, Inc.	53,350	1,228,651

Total Consumer Discretionary		15,628,533

Consumer Staples - 7.4%

Household Products - 2.6%
Colgate-Palmolive Co.	33,300	2,666,664
Procter & Gamble Co.	83,300	6,164,200

		8,830,864
Soft Drinks - 1.9%
Coca-Cola Co.	103,300	6,414,930
Tobacco - 2.9%
Altria Group, Inc.	74,100	5,747,196
Reynolds American, Inc. (1)	16,200	1,134,324
UST, Inc.	45,600	2,640,240

		9,521,760

Total Consumer Staples		24,767,554

Energy - 15.6%

Integrated Oil & Gas - 11.9%
Chevron Corp.	144,000	12,638,879
ConocoPhillips	139,000	11,125,560
Exxon Mobil Corp.	88,150	7,859,454
Hess Corp.	57,800	4,116,516
Marathon Oil Corp.	81,800	4,572,620

		40,313,029
Oil & Gas-Equipment and Services - 0.5%
Baker Hughes, Inc. (1)	19,400	1,557,238
Oil & Gas-Exploration and Production - 2.3%
Apache Corp.	41,600	4,026,464
Devon Energy Corp.	43,500	3,602,235

		7,628,699
Oil & Gas-Refining and Marketing - 0.9%
Valero Energy Corp. (1)	48,100	3,129,867

Total Energy		52,628,833

Financials - 23.5%

Diversified Banks - 2.3%
Wells Fargo & Co.	242,600	7,867,518
Investment Banking & Brokerage - 7.2%
Goldman Sachs Group, Inc.	37,610	8,523,930
Lehman Brothers Holdings, Inc. (1)	109,800	6,876,774
Merrill Lynch & Co., Inc.	65,950	3,953,043
Morgan Stanley	91,600	4,829,152

		24,182,899

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance - 2.0%
MetLife, Inc.	100,900	$6,618,031
Multi-Line Insurance - 2.0%
American International Group, Inc.	81,400	4,731,782
Loews Corp.	41,100	1,964,169

		6,695,951
Other Diversified Financial Services - 3.6%
Bank of America Corp.	109,890	5,069,226
Citigroup, Inc.	83,190	2,770,227
JP Morgan Chase & Co.	94,620	4,316,564

		12,156,017
Property & Casualty Insurance - 4.6%
Chubb Corp.	84,000	4,582,200
Travelers Co., Inc.	167,500	8,895,925
W. R. Berkley Corp.	68,350	2,090,143

		15,568,268
Real Estate Investment Trusts - 1.3%
ProLogis	67,900	4,442,018
Regional Banks - 0.5%
PNC Financial Services Group	23,500	1,720,435

Total Financials		79,251,137

Healthcare - 8.5%

Biotechnology - 0.7%
Gilead Sciences, Inc. (1) (2)	49,600	2,308,384
Healthcare Distributors - 0.7%
AmerisourceBergen Corp.	50,000	2,268,500
Managed Healthcare - 1.1%
UnitedHealth Group, Inc.	31,700	1,743,500
WellPoint, Inc. (2)	22,700	1,911,567

		3,655,067
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	133,200	3,946,716
Eli Lilly & Co.	14,900	788,955
Johnson & Johnson	92,600	6,272,724
Pfizer, Inc.	387,200	9,199,872

		20,208,267

Total Healthcare		28,440,218

Industrials - 14.6%

Aerospace & Defense - 5.1%
General Dynamics Corp.	30,500	2,707,790
Honeywell International, Inc.	68,500	3,878,470
L-3 Communications Holdings, Inc.	25,400	2,810,510
Lockheed Martin Corp.	34,400	3,807,048
Northrop Grumman Corp.	53,200	4,191,628

		17,395,446
Commercial Printing - 0.6%
R. R. Donnelley & Sons Co.	52,800	1,935,648
Construction & Engineering - 1.1%
Fluor Corp.	11,100	1,633,587
Jacobs Engineering Group, Inc. (2)	25,800	2,161,266

		3,794,853
Construction & Farm Machinery and Heavy Trucks - 2.0%
Cummins, Inc.	16,200	1,893,780
Deere & Co.	27,500	4,724,500

		6,618,280
Electrical Components & Equipment - 1.6%
Emerson Electric Co.	94,900	5,411,198
Environmental & Facilities Services - 0.9%
Republic Services, Inc.	89,150	2,957,106
Industrial Machinery - 2.4%
Eaton Corp.	34,600	3,090,126
Parker Hannifin Corp.	61,800	4,908,774

		7,998,900

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Railroads - 0.9%
Burlington Northern Santa Fe Corp.	11,800	$985,536
Norfolk Southern Corp.	37,900	1,940,859

		2,926,395

Total Industrials		49,037,826

Information Technology - 9.1%

Application Software - 0.6%
AutoDesk, Inc. (1) (2)	46,100	2,170,849
Computer Hardware - 4.6%
Dell, Inc. (2)	45,500	1,116,570
Hewlett Packard Co.	204,730	10,473,986
International Business Machines Corp. (1)	33,330	3,505,649

		15,096,205
Computer Storage & Peripherals - 0.6%
Western Digital Corp. (2)	71,750	1,982,453
Data Processing & Outsourced Services - 0.5%
Fiserv, Inc. (2)	31,900	1,637,427
Semiconductor Equipment - 1.4%
Applied Materials, Inc.	164,950	3,106,009
Lam Research Corp. (1) (2)	37,050	1,698,743

		4,804,752
Semiconductors - 0.5%
NVIDIA Corp. (2)	51,750	1,632,195
Systems Software - 0.9%
Microsoft Corp.	92,500	3,108,000

Total Information Technology		30,431,881

Materials - 3.8%

Diversified Chemicals - 0.7%
Dow Chemical Co.	56,200	2,357,028
Diversified Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. (1)	40,301	3,986,978
Industrial Gases - 0.8%
Air Products and Chemicals, Inc.	27,100	2,683,984
Metal & Glass Containers - 0.8%
Ball Corp.	54,900	2,539,125
Steel - 0.3%
Commercial Metals Co.	33,300	1,029,303

Total Materials		12,596,418

Telecommunication Services - 7.4%

Integrated Telecommunication Services - 7.4%
AT&T, Inc. (1)	222,800	8,513,188
Embarq Corp.	34,900	1,778,155
Verizon Communications	286,600	12,383,986
Windstream Corp.	163,500	2,117,325

Total Telecommunication Services		24,792,654

Utilities - 4.4%

Electric Utilities - 3.0%
Entergy Corp.	32,400	3,873,096
FirstEnergy Corp.	60,700	4,161,592
Progress Energy, Inc. (1)	41,800	2,040,676

		10,075,364
Gas Utilities - 0.7%
ONEOK, Inc.	53,000	2,464,500
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	125,500	2,240,175

Total Utilities		14,780,039

Total Common Stocks (identified cost $268,949,985)		332,355,093

Description	Shares or Principal Amount	Value
Purchased Call Option - 0.2%
Citigroup, Inc., 1/17/2009 (2)	1,176,471	$505,883

Total Purchased Call Option (identified cost $1,003,294)		505,883

Short-Term Investments - 6.8%

Collateral Pool Investment for Securities on Loan - 6.2%
(See Note 2 of the Schedule of Investments)		20,752,662

Repurchase Agreement - 0.6%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007 to be repurchased at $2,048,120 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $2,097,891 (at amortized cost)	$2,047,352	2,047,352

Total Short-Term Investments (identified cost $22,800,014)		22,800,014

Total Investments - 106.0% (identified cost $292,753,293)		355,660,990
Other Assets and Liabilities - (6.0)%		(20,156,005)

Total Net Assets - 100.0%		$335,504,985

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 11.2%

Advertising - 0.9%
Omnicom Group, Inc.	51,880	$2,529,150
Apparel Retail - 0.7%
American Eagle Outfitters, Inc.	86,500	1,979,985
Computer & Electronics Retail - 1.6%
Best Buy, Inc. (1)	82,200	4,196,310
Consumer Electronics - 1.5%
Garmin, Ltd. (1)	37,900	4,068,565
Department Stores - 1.3%
Kohl’s Corp. (2)	69,250	3,412,640
Education Services - 0.9%
ITT Educational Services, Inc. (2)	22,300	2,523,022
General Merchandise Stores - 1.2%
Target Corp.	53,680	3,224,021
Internet Retail - 1.8%
Amazon.com, Inc. (1) (2)	53,200	4,817,792
Restaurants - 1.3%
McDonald’s Corp.	59,500	3,478,965

Total Consumer Discretionary		30,230,450

Consumer Staples - 5.5%

Household Products - 1.5%
Procter & Gamble Co.	56,340	4,169,160
Soft Drinks - 2.6%
Hansen Natural Corp. (2)	30,000	1,302,300
PepsiCo, Inc.	72,830	5,621,019

		6,923,319
Tobacco - 1.4%
Altria Group, Inc.	49,500	3,839,220

Total Consumer Staples		14,931,699

Energy - 9.4%

Oil & Gas-Drilling - 2.9%
Diamond Offshore Drilling, Inc.	15,000	1,746,450
Noble Corp.	31,000	1,616,030
Transocean, Inc. (1)	32,001	4,393,390

		7,755,870
Oil & Gas-Equipment and Services - 6.0%
Cameron International Corp. (2)	14,000	1,305,220
Halliburton Co.	123,000	4,503,030
National-Oilwell Varco, Inc. (2)	40,000	2,726,000
Schlumberger, Ltd.	71,000	6,634,950
Superior Energy Services, Inc. (2)	35,000	1,221,500

		16,390,700
Oil & Gas-Exploration and Production - 0.5%
XTO Energy, Inc.	21,000	1,298,220

Total Energy		25,444,790

Financials - 6.4%

Asset Management & Custody Banks - 1.0%
State Street Corp.	35,000	2,796,150
Investment Banking & Brokerage - 2.7%
Goldman Sachs Group, Inc.	15,100	3,422,264
The Charles Schwab Corp.	150,000	3,646,500

		7,068,764

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-Line Insurance - 0.8%
Assurant, Inc.	35,000	$2,290,050
Specialized Finance - 1.9%
CME Group, Inc.	4,000	2,634,400
NYSE Euronext	30,000	2,598,000

		5,232,400

Total Financials		17,387,364

Healthcare - 18.7%

Biotechnology - 4.5%
Celgene Corp. (1) (2)	41,500	2,554,325
Genzyme Corp. (2)	30,000	2,247,900
Gilead Sciences, Inc. (1) (2)	158,000	7,353,320

		12,155,545
Health Care Services - 2.5%
Express Scripts, Inc. (2)	37,000	2,506,750
Medco Health Solutions, Inc. (1) (2)	42,200	4,219,578

		6,726,328
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc. (2)	82,500	4,755,300
Pharmaceuticals - 9.9%
Allergan, Inc.	61,000	4,089,440
Bristol-Myers Squibb Co.	92,000	2,725,960
Johnson & Johnson	72,000	4,877,280
Merck & Co., Inc.	126,500	7,509,040
Schering-Plough Corp.	242,900	7,602,770

		26,804,490

Total Healthcare		50,441,663

Industrials - 11.4%

Aerospace & Defense - 3.7%
General Dynamics Corp.	30,000	2,663,400
Lockheed Martin Corp.	37,000	4,094,790
United Technologies Corp.	45,000	3,364,650

		10,122,840
Construction & Farm Machinery and Heavy Trucks - 2.1%
Deere & Co.	18,300	3,143,940
Oshkosh Truck Corp.	50,000	2,404,500

		5,548,440
Electrical Components & Equipment - 1.7%
Emerson Electric Co.	80,000	4,561,600
Industrial Conglomerates - 2.6%
3M Co.	50,000	4,163,000
General Electric Co.	71,500	2,737,735

		6,900,735
Industrial Machinery - 1.3%
Illinois Tool Works, Inc.	64,820	3,597,510

Total Industrials		30,731,125

Information Technology - 29.4%

Application Software - 2.8%
Adobe Systems, Inc. (2)	74,500	3,139,430
FactSet Research Systems, Inc.	28,800	1,805,184
Intuit, Inc. (2)	90,700	2,659,324

		7,603,938
Communications Equipment - 4.4%
Cisco Systems, Inc. (2)	312,400	8,753,448
Corning, Inc.	122,800	2,982,812

		11,736,260
Computer Hardware - 5.1%
Apple Computer, Inc. (2)	53,030	9,663,127
Dell, Inc. (2)	166,900	4,095,726

		13,758,853
Computer Storage & Peripherals - 1.1%
EMC Corp. (2)	148,500	2,861,595
Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. (1) (2)	82,400	2,562,640
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (1) (2)	102,000	3,882,120
eBay, Inc. (2)	104,460	3,502,544
Google, Inc., Class A (2)	15,420	10,686,060

		18,070,724

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors - 2.5%
Intel Corp.	255,880	$6,673,350
Systems Software - 5.8%
Microsoft Corp.	304,500	10,231,200
Oracle Corp. (2)	268,350	5,415,303

		15,646,503

Total Information Technology		78,913,863

Materials - 4.8%

Diversified Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. (1)	40,940	4,050,194
Fertilizers & Agricultural Chemicals - 1.7%
Monsanto Co.	46,500	4,620,705
Industrial Gases - 0.9%
Praxair, Inc.	27,500	2,347,950
Steel - 0.7%
Nucor Corp.	33,300	1,971,693

Total Materials		12,990,542

Utilities - 1.1%

Electric Utilities - 0.5%
Exelon Corp.	17,970	1,456,828
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group	15,000	1,503,150

Total Utilities		2,959,978

Total Common Stocks (identified cost $221,515,351)		264,031,474

Short-Term Investments - 13.0%

Collateral Pool Investment for Securities on Loan - 10.1%
(See Note 2 of the Schedule of Investments)		27,186,299

Repurchase Agreement - 2.9%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007, to be repurchased at $7,846,123 on 12/3/2007, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2010, with a market value of $8,056,727 (at amortized cost)	$7,843,182	7,843,182

Total Short-Term Investments (identified cost $35,029,481)		35,029,481

Total Investments - 110.9% (identified cost $256,544,832)		299,060,955
Other Assets and Liabilities - (10.9)%		(29,444,856)

Total Net Assets - 100.0%		$269,616,099

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 96.6%

Consumer Discretionary - 12.0%

Advertising - 1.1%
Interpublic Group of Cos., Inc. (1) (2)	545,560	$5,177,364
Apparel Retail - 1.6%
TJX Companies, Inc.	268,000	7,863,120
Auto Parts & Equipment - 2.1%
Autoliv, Inc.	87,700	5,121,680
Johnson Controls, Inc.	129,700	5,009,014

		10,130,694
Broadcasting & Cable TV - 2.7%
Liberty Global, Inc. (1) (2)	141,200	5,735,544
Liberty Media Corp. (1) (2)	62,300	7,417,438

		13,152,982
Department Stores - 0.7%
Kohl’s Corp. (2)	68,360	3,368,781
Education Services - 0.7%
Apollo Group, Inc., Class A (1) (2)	43,000	3,290,360
Household Appliances - 2.6%
Snap-On, Inc.	154,500	7,551,960
Whirlpool Corp.	73,000	5,910,080

		13,462,040
Restaurants - 0.5%
Yum! Brands, Inc. (1)	68,770	2,554,806

Total Consumer Discretionary		59,000,147

Consumer Staples - 7.8%

Food Retail - 3.2%
Kroger Co.	224,700	6,460,125
Safeway, Inc.	271,660	9,453,768

		15,913,893
Packaged Foods & Meats - 1.8%
ConAgra Foods, Inc. (1)	163,200	4,083,264
Pilgrim’s Pride Corp. (1)	183,460	4,784,637

		8,867,901
Soft Drinks - 1.3%
Coca-Cola Enterprises, Inc.	240,800	6,253,576
Tobacco - 1.5%
Loews Corp. - Carolina Group	85,200	7,578,540

Total Consumer Staples		38,613,910

Energy - 7.7%

Integrated Oil & Gas - 3.3%
Hess Corp.	122,100	8,695,962
Murphy Oil Corp. (1)	108,500	7,759,920

		16,455,882
Oil & Gas-Exploration and Production - 3.1%
Newfield Exploration Co. (2)	131,100	6,535,335
Noble Energy, Inc.	123,660	8,908,466

		15,443,801
Oil & Gas-Storage and Transportation - 1.3%
El Paso Corp.	386,800	6,219,744

Total Energy		38,119,427

Financials - 18.6%

Asset Management & Custody Banks - 2.8%
Ameriprise Financial, Inc.	48,300	2,834,727
BlackRock, Inc.	18,400	3,650,008
Northern Trust Corp.	55,600	4,503,044
State Street Corp.	33,700	2,692,293

		13,680,072

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Insurance Brokers - 1.7%
Aon Corp.	170,800	$8,534,876
Life & Health Insurance - 4.5%
Principal Financial Group, Inc.	72,400	4,741,476
Protective Life Corp.	222,000	9,186,359
StanCorp Financial Group, Inc.	156,100	8,131,249

		22,059,084
Multi-Line Insurance - 1.2%
Assurant, Inc.	87,200	5,705,496
Property & Casualty Insurance - 3.2%
ACE Ltd.	137,400	8,220,642
Hanover Insurance Group, Inc.	165,800	7,477,580

		15,698,222
Regional Banks - 2.4%
City National Corp.	66,600	4,290,372
M & T Bank Corp.	29,500	2,683,320
Synovus Financial Corp.	203,700	5,070,093

		12,043,785
Reinsurance - 1.9%
PartnerRe Ltd.	110,800	9,148,756
Specialized Finance - 0.9%
CIT Group, Inc.	170,900	4,545,940

Total Financials		91,416,231

Healthcare - 6.9%

Healthcare Distributors - 1.0%
AmerisourceBergen Corp.	113,600	5,154,032
Healthcare Services - 1.4%
DaVita, Inc. (2)	113,100	7,007,676
Healthcare Supplies - 1.6%
DENTSPLY International, Inc.	176,500	7,550,670
Healthcare Technology - 1.4%
IMS Health, Inc. (1)	301,900	7,049,365
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (2)	125,500	7,233,820

Total Healthcare		33,995,563

Industrials - 9.6%

Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (1) (2)	65,000	7,593,950
Airlines - 0.7%
Continental Airlines, Inc. (1) (2)	129,400	3,642,610
Environmental & Facilities Services - 1.3%
Republic Services, Inc.	200,000	6,634,000
Human Resource & Employment Services - 1.4%
Manpower, Inc.	109,000	6,659,900
Industrial Machinery - 3.4%
Eaton Corp.	73,900	6,600,009
ITT Corp.	152,900	9,852,876

		16,452,885
Trucking - 1.3%
J.B. Hunt Transport Services, Inc. (1)	242,090	6,364,546

Total Industrials		47,347,891

Information Technology - 11.7%

Application Software - 2.4%
Cadence Design Systems, Inc. (2)	139,900	2,322,340
Fair Isaac Corp.	82,400	3,045,504
Synopsys, Inc. (2)	257,200	6,329,692

		11,697,536
Communications Equipment - 0.5%
Juniper Networks, Inc. (1) (2)	81,200	2,413,264
Computer Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (2)	239,670	5,498,030
Seagate Technology (1)	132,700	3,422,333

		8,920,363

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services - 1.5%
Fiserv, Inc. (2)	146,600	$7,524,978
Electronic Manufacturing Services - 0.5%
Flextronics International Ltd. (2)	200,000	2,392,000
Office Electronics - 1.9%
Xerox Corp. (2)	559,700	9,447,736
Semiconductors - 0.6%
Intersil Corp.	120,300	3,000,282
Technology Distributors - 2.5%
Arrow Electronics, Inc. (2)	135,900	5,029,659
Ingram Micro, Inc. (2)	225,500	4,487,450
Tech Data Corp. (2)	72,200	2,715,442

		12,232,551

Total Information Technology		57,628,710

Materials - 5.9%

Diversified Chemicals - 1.1%
PPG Industries, Inc.	81,130	5,568,763
Paper Packaging - 1.7%
Packaging Corp. of America	56,500	1,598,385
Sealed Air Corp.	290,400	6,786,648

		8,385,033
Paper Products - 1.3%
MeadWestvaco Corp.	193,340	6,355,086
Specialty Chemicals - 0.8%
Cytec Industries, Inc.	60,300	3,698,802
Steel - 1.0%
Nucor Corp. (1)	81,300	4,813,773

Total Materials		28,821,457

Telecommunication Services - 2.5%

Integrated Telecommunication Services - 2.5%
Embarq Corp.	102,300	5,212,185
Qwest Communications International, Inc. (1) (2)	1,053,600	6,985,368

Total Telecommunication Services		12,197,553

Utilities - 13.9%

Electric Utilities - 7.2%
Edison International	175,200	9,807,696
Entergy Corp.	65,300	7,805,962
Pepco Holdings, Inc.	288,620	8,110,222
PPL Corp.	192,300	9,799,608

		35,523,488
Gas Utilities - 2.5%
Equitable Resources, Inc.	114,900	6,073,614
ONEOK, Inc.	129,800	6,035,700

		12,109,314
Multi-Utilities - 4.2%
CMS Energy Corp. (1)	471,900	8,225,217
PG&E Corp. (1)	118,610	5,488,085
Sempra Energy	112,400	7,038,488

		20,751,790

Total Utilities		68,384,592

Total Common Stocks (identified cost $405,736,215)		475,525,481

Short-Term Investments - 14.7%

Collateral Pool Investment for Securities on Loan - 12.1%
(See Note 2 of the Schedule of Investments)		59,726,915

Repurchase Agreement - 2.6%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007, to be repurchased at $12,775,908 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $13,059,752 (at amortized cost)	$12,771,119	12,771,119

Total Short-Term Investments (identified cost $72,498,034)		72,498,034

Total Investments - 111.3% (identified cost $478,234,249)		548,023,515
Other Assets and Liabilities - (11.3)%		(55,703,588)

Total Net Assets - 100.0%		$492,319,927

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 98.5%

Consumer Discretionary - 17.1%

Apparel Retail - 1.3%
Guess?, Inc.	43,100	$2,022,683
Urban Outfitters, Inc. (2)	45,700	1,197,340

		3,220,023
Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	60,800	2,348,096
Broadcasting & Cable TV - 2.0%
Central European Media Enterprises, Ltd. (2)	31,600	3,466,836
Net Servicos de Comunicacao S.A. ADR	114,600	1,691,496

		5,158,332
Computer & Electronics Retail - 1.0%
GameStop Corp. (2)	45,900	2,636,955
Education Services - 2.3%
Apollo Group Inc., Class A (1) (2)	39,000	2,984,280
DeVry, Inc.	54,200	2,979,916

		5,964,196
Footwear - 0.7%
Crocs, Inc. (1) (2)	42,730	1,667,752
Homebuilding - 1.3%
Gafisa S.A. ADR (1) (2)	90,800	3,359,600
Housewares & Specialties - 0.9%
Tupperware Brands Corp.	69,000	2,406,720
Internet Retail - 1.2%
Priceline.com, Inc. (1) (2)	26,300	2,992,940
Leisure Facilities - 1.8%
LIFE TIME FITNESS, Inc. (1) (2)	43,800	2,379,216
Vail Resorts, Inc. (1) (2)	39,100	2,170,441

		4,549,657
Movies & Entertainment - 1.0%
CTC Media, Inc. (1) (2)	106,400	2,559,984
Specialty Stores - 1.9%
Dick’s Sporting Goods, Inc. (1) (2)	63,700	1,991,262
Tiffany & Co.	60,300	2,799,729

		4,790,991
Tires & Rubber - 0.8%
Goodyear Tire & Rubber Co. (2)	70,600	2,029,750

Total Consumer Discretionary		43,684,996

Consumer Staples - 4.7%

Distillers & Vintners - 1.9%
Central European Distribution Corp. (1) (2)	95,200	4,760,000
Drug Retail - 1.0%
CVS Caremark Corp.	61,500	2,465,535
Packaged Foods & Meats - 1.0%
Sadia S.A. ADR (1)	43,000	2,631,600
Soft Drinks - 0.8%
PepsiAmericas, Inc.	59,500	2,014,075

Total Consumer Staples		11,871,210

Energy - 9.8%

Oil & Gas-Drilling - 5.2%
Diamond Offshore Drilling, Inc.	11,300	1,315,659
Noble Corp. (1)	73,400	3,826,342
Pride International, Inc. (2)	107,800	3,554,166
Transocean, Inc.	31,663	4,346,954

		13,043,121

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production - 4.6%
Chesapeake Energy Corp. (1)	47,400	$1,794,090
Petrohawk Energy Corp. (1) (2)	184,200	3,002,460
Quicksilver Resource, Inc. (1) (2)	77,100	3,901,260
Ultra Petroleum Corp. (2)	48,400	3,141,160

		11,838,970

Total Energy		24,882,091

Financials - 6.1%

Diversified Banks - 1.3%
National Bank of Greece S.A. ADR	245,100	3,296,595
Investment Banking & Brokerage - 2.5%
GFI Group, Inc. (2)	19,300	1,879,434
OptionsXpress Holdings, Inc.	70,900	2,156,069
TD Ameritrade Holding Corp. (2)	117,200	2,190,468

		6,225,971
Multi-Line Insurance - 1.5%
Assurant, Inc.	59,900	3,919,257
Specialized Finance - 0.8%
IntercontinentalExchange, Inc. (2)	12,400	2,070,304

Total Financials		15,512,127

Healthcare - 17.6%

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (1) (2)	31,100	2,261,592
BioMarin Pharmaceutical, Inc. (1) (2)	87,000	2,392,500
Celgene Corp. (1) (2)	28,700	1,766,485
MGI Pharma, Inc. (2)	65,200	2,256,572
OSI Pharmaceuticals, Inc. (1) (2)	45,600	2,126,328
Pharmion Corp. (1) (2)	55,500	3,543,120

		14,346,597
Healthcare Equipment - 1.7%
Gen-Probe, Inc. (2)	34,500	2,307,705
Mindray Medical International, Ltd. ADR (1)	50,500	2,045,250

		4,352,955
Healthcare Services - 1.1%
Pediatrix Medical Group, Inc. (2)	41,600	2,689,856
Healthcare Supplies - 2.2%
DENTSPLY International, Inc.	60,400	2,583,912
Inverness Medical Innovations, Inc. (2)	51,300	3,010,284

		5,594,196
Healthcare Technology - 1.0%
Cerner Corp. (1) (2)	43,200	2,581,200
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (2)	34,300	2,179,079
Covance, Inc. (2)	33,400	2,916,822
Thermo Fisher Scientific, Inc. (2)	57,700	3,325,828

		8,421,729
Pharmaceuticals - 2.7%
Perrigo Co.	58,900	1,820,010
Shire PLC ADR	38,900	2,759,955
Teva Pharmaceutical Industries, Ltd. ADR (1)	53,800	2,401,094

		6,981,059

Total Healthcare		44,967,592

Industrials - 14.4%

Aerospace & Defense - 3.6%
Goodrich Corp.	43,400	3,093,986
L-3 Communications Holdings, Inc.	19,400	2,146,610
Precision Castparts Corp.	26,500	3,904,510

		9,145,106
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co., N.V.	40,900	2,173,835
Jacobs Engineering Group, Inc. (2)	25,000	2,094,250

		4,268,085
Construction & Farm Machinery and Heavy Trucks - 1.0%
Manitowoc Company, Inc.	57,300	2,512,605
Diversified Commercial & Professional Services - 0.8%
Dun & Bradstreet Corp.	24,000	2,141,520
Electrical Components & Equipment - 0.9%
Roper Industries, Inc. (1)	38,100	2,417,445

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Heavy Electrical Equipment - 0.9%
ABB, Ltd. ADR (1)	76,100	$2,235,818
Industrial Conglomerates - 1.3%
Textron, Inc.	46,900	3,238,445
Industrial Machinery - 3.0%
Harsco Corp.	43,700	2,625,059
ITT Corp.	36,900	2,377,836
SPX Corp.	24,900	2,533,824

		7,536,719
Trading Companies & Distributors - 1.2%
UAP Holding Corp.	105,100	3,143,541

Total Industrials		36,639,284

Information Technology - 21.8%

Application Software - 6.0%
Adobe Systems, Inc. (2)	51,900	2,187,066
ANSYS, Inc. (2)	57,900	2,249,994
Citrix Systems, Inc. (2)	76,400	2,825,272
FactSet Research Systems, Inc.	36,600	2,294,088
Nuance Communications, Inc. (1) (2)	175,500	3,541,590
Synopsys, Inc. (2)	88,900	2,187,829

		15,285,839
Data Processing & Outsourced Services - 3.1%
DST Systems, Inc. (1) (2)	28,000	2,373,000
Mastercard, Inc., Class A (1)	12,000	2,407,800
VeriFone Holdings, Inc. (1) (2)	63,300	3,040,299

		7,821,099
Electronic Equipment Manufacturers - 2.5%
Amphenol Corp., Class A	67,400	2,921,790
LG. Philips LCD Co., Ltd. ADR (1) (2)	120,500	3,383,640

		6,305,430
Electronic Manufacturing Services - 0.7%
Trimble Navigation, Ltd. (2)	50,100	1,857,207
Home Entertainment Software - 1.0%
Activision, Inc. (2)	119,800	2,653,570
Internet Software & Services - 2.1%
Equinix, Inc. (1) (2)	35,100	3,654,261
SINA Corp. (2)	37,500	1,803,375

		5,457,636
Semiconductor Equipment - 1.3%
MEMC Electronic Materials, Inc. (2)	42,600	3,304,908
Semiconductors - 1.6%
Microsemi Corp. (1) (2)	90,500	2,070,640
NVIDIA Corp. (2)	66,550	2,098,987

		4,169,627
Systems Software - 0.9%
McAfee, Inc. (2)	60,900	2,372,055
Technology Distributors - 2.6%
Avnet, Inc. (2)	62,900	2,170,050
Brightpoint, Inc. (2)	151,500	2,516,415
Tech Data Corp. (2)	51,100	1,921,871

		6,608,336

Total Information Technology		55,835,707

Materials - 3.7%

Fertilizers & Agricultural Chemicals - 0.9%
Monsanto Co.	24,100	2,394,817
Industrial Gases - 2.0%
Air Products and Chemicals, Inc.	25,500	2,525,520
Praxair, Inc.	30,100	2,569,938

		5,095,458
Metal & Glass Containers - 0.8%
Owens-Illinois, Inc. (2)	42,600	1,912,314

Total Materials		9,402,589

Telecommunication Services - 3.3%

Wireless Telecommunication Services - 3.3%
American Tower Corp., Class A (2)	73,000	3,324,420
Crown Castle International Corp. (2)	59,600	2,500,220

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunication Services (continued)
Millicom International Cellular, S.A. (1) (2)	21,800	$2,600,304

		8,424,944

Total Telecommunication Services		8,424,944

Total Common Stocks (identified cost $205,091,268)		251,220,540

Short-Term Investments - 28.7%

Collateral Pool Investment for Securities on Loan - 26.9% (See Note 2 of the Schedule of Investments)		68,514,186

Repurchase Agreement - 1.8%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007, to be repurchased at $4,685,903 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $4,790,099 (at amortized cost)	$4,684,146	4,684,146

Total Short-Term Investments (identified cost $73,198,332)		73,198,332

Total Investments - 127.2% (identified cost $278,289,600)		324,418,872
Other Assets and Liabilities - (27.2)%		(69,404,353)

Total Net Assets - 100.0%		$255,014,519

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 15.8%

Apparel Retail - 1.7%
Iconix Brand Group, Inc. (2)	110,300	$2,513,737
NexCen Brands, Inc. (1) (2)	540,100	2,430,450

		4,944,187
Apparel, Accessories & Luxury Goods - 0.6%
Fuqi International, Inc. (1) (2)	205,500	1,812,510
Auto Parts & Equipment - 0.7%
Tenneco, Inc. (1) (2)	63,000	1,864,170
Broadcasting & Cable TV - 1.5%
Knology, Inc. (1) (2)	162,600	2,185,344
Net Servicos de Comunicacao S.A. ADR (1)	133,600	1,971,936

		4,157,280
Education Services - 2.4%
Corinthian Colleges, Inc. (2)	194,000	3,387,240
DeVry, Inc.	60,100	3,304,298

		6,691,538
Homebuilding - 1.4%
Gafisa S.A. ADR (1) (2)	104,500	3,866,500
Hotels, Resorts & Cruise Lines - 0.8%
Morgans Hotel Group (1) (2)	118,800	2,196,612
Housewares & Specialties - 1.0%
Tupperware Brands Corp.	78,700	2,745,056
Internet Retail - 0.8%
PetMed Express, Inc. (2)	184,100	2,345,434
Leisure Facilities - 1.9%
LIFE TIME FITNESS, Inc. (1) (2)	55,100	2,993,032
Vail Resorts, Inc. (1) (2)	45,900	2,547,909

		5,540,941
Movies & Entertainment - 1.0%
CTC Media, Inc. (1) (2)	123,800	2,978,628
Restaurants - 1.5%
Einstein Noah Restaurant Group, Inc. (2)	105,000	1,874,250
Texas Roadhouse, Inc. (2)	200,200	2,520,518

		4,394,768
Specialty Stores - 0.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (2)	54,800	1,410,552

Total Consumer Discretionary		44,948,176

Consumer Staples - 2.9%

Distillers & Vintners - 2.1%
Central European Distribution Corp. (1) (2)	119,300	5,965,000
Hypermarkets & Supercenters - 0.8%
PriceSmart, Inc. (1)	74,100	2,210,403

Total Consumer Staples		8,175,403

Energy - 7.8%

Oil & Gas-Exploration and Production - 7.0%
BPZ Energy, Inc. (1) (2)	218,716	2,493,362
Contango Oil & Gas Co. (1) (2)	144,500	6,820,400
Gasco Energy, Inc. (1) (2)	1,927,500	3,816,450
GMX Resources, Inc. (1) (2)	114,400	3,659,656
TXCO Resources, Inc. (1) (2)	276,900	3,336,645

		20,126,513
Oil & Gas-Storage and Transportation - 0.8%
Golar LNG Ltd. (1)	105,800	2,252,482

Total Energy		22,378,995

Description	Shares	Value
Common Stocks (continued)

Financials - 4.9%

Asset Management & Custody Banks - 0.1%
U.S. Global Investors, Inc. (1)	20,630	$339,776
Investment Banking & Brokerage - 3.2%
GFI Group, Inc. (1) (2)	22,600	2,200,788
INVESTools, Inc. (2)	281,900	4,355,355
OptionsXpress Holdings, Inc.	81,600	2,481,456

		9,037,599
Multi-Sector Holdings - 0.7%
PICO Holdings, Inc. (1) (2)	54,900	2,113,101
Regional Banks - 0.9%
Signature Bank	69,500	2,574,975

Total Financials		14,065,451

Healthcare - 20.0%

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (1) (2)	35,500	2,581,560
BioMarin Pharmaceutical, Inc. (1) (2)	109,700	3,016,750
LifeCell Corp. (2)	51,700	2,096,435
MGI Pharma, Inc. (1) (2)	79,700	2,758,417
Omrix Biopharmaceuticals, Inc. (2)	61,100	2,040,129
Pharmion Corp. (1) (2)	65,000	4,149,600
Sucampo Pharmaceuticals, Inc. (1) (2)	166,200	2,203,812

		18,846,703
Healthcare Equipment - 4.0%
Cepheid, Inc. (1) (2)	123,700	2,675,631
Mindray Medical International, Ltd. ADR (1)	58,600	2,373,300
NuVasive, Inc. (1) (2)	66,000	2,809,620
Wright Medical Group, Inc. (2)	131,200	3,539,776

		11,398,327
Healthcare Facilities - 1.0%
Sun Healthcare Group, Inc. (1) (2)	168,300	2,792,097
Healthcare Services - 2.3%
HMS Holdings Corp. (1) (2)	101,900	3,163,995
Pediatrix Medical Group, Inc. (2)	50,600	3,271,796

		6,435,791
Healthcare Supplies - 1.3%
Inverness Medical Innovations, Inc. (2)	61,900	3,632,292
Life Sciences Tools & Services - 2.2%
ICON PLC ADR (2)	57,000	3,380,670
PAREXEL International Corp. (2)	68,500	3,031,125

		6,411,795
Pharmaceuticals - 2.6%
K-V Pharmaceutical Co. (1) (2)	90,500	2,552,100
Obagi Medical Products, Inc. (2)	160,130	2,946,392
Perrigo Co.	68,900	2,129,010

		7,627,502

Total Healthcare		57,144,507

Industrials - 16.1%

Aerospace & Defense - 2.8%
BE Aerospace, Inc. (1) (2)	110,800	5,207,600
Moog, Inc., Class A (1) (2)	61,700	2,781,436

		7,989,036
Building Products - 3.3%
Ameron International Corp.	44,500	4,707,210
Apogee Enterprises, Inc.	198,700	4,415,114

		9,122,324
Commercial Printing - 1.2%
Innerworkings, Inc. (1) (2)	210,000	3,328,500
Diversified Commercial & Professional Services - 2.6%
Advisory Board Co. (2)	51,300	3,335,013
China Direct, Inc. (1) (2)	295,400	2,850,610
Teletech Holdings, Inc. (1) (2)	66,800	1,383,428

		7,569,051
Electrical Components & Equipment - 1.0%
EnerSys (2)	122,800	2,857,556
Environmental & Facilities Services - 1.6%
Clean Harbors, Inc. (2)	32,600	1,751,924
Metalico, Inc. (1) (2)	287,700	2,905,770

		4,657,694

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery - 2.3%
Kaydon Corp.	40,300	$2,039,583
Middleby Corp. (1) (2)	61,000	4,629,290

		6,668,873
Trading Companies & Distributors - 1.3%
UAP Holding Corp.	123,400	3,690,894

Total Industrials		45,883,928

Information Technology - 29.0%

Application Software - 9.9%
ANSYS, Inc. (1) (2)	72,000	2,797,920
Bluephoenix Solutions Ltd. (1) (2)	157,700	2,870,140
Chordiant Software, Inc. (2)	200,700	2,013,021
Intervoice, Inc. (2)	374,800	3,665,544
JDA Software Group, Inc. (2)	183,400	3,840,396
Magma Design Automation, Inc. (2)	179,900	2,403,464
NetScout Systems, Inc. (2)	251,500	3,055,725
Nuance Communications, Inc. (1) (2)	213,600	4,310,449
Taleo Corp. (1) (2)	115,700	3,266,211

		28,222,870
Communications Equipment - 3.1%
Aruba Networks, Inc. (1) (2)	94,000	1,310,360
Blue Coat Systems, Inc. (2)	60,700	2,197,947
Globecomm Systems, Inc. (2)	235,600	2,650,500
Harmonic, Inc. (2)	267,100	2,769,827

		8,928,634
Computer Storage & Peripherals - 1.9%
Quantum Corp. (2)	1,068,200	3,386,194
Synaptics, Inc. (2)	38,100	2,116,074

		5,502,268
Consulting & Other Services - 0.8%
Perficient, Inc. (1) (2)	143,500	2,406,495

Electronic Manufacturing Services - 2.2%
Acacia Research Corp. (2)	199,000	1,834,780
Comtech Group, Inc. (2)	135,400	2,401,996
IPG Photonics Corp. (2)	101,100	2,057,385

		6,294,161
Internet Software & Services - 5.5%
Equinix, Inc. (1) (2)	40,500	4,216,455
Greenfield Online, Inc. (2)	165,200	2,484,608
Internet Capital Group, Inc. (1) (2)	336,900	3,763,173
SINA Corp. (2)	45,900	2,207,331
TheStreet.com, Inc.	266,000	3,271,800

		15,943,367
Semiconductors - 2.8%
ANADIGICS, Inc. (1) (2)	119,400	1,314,594
AuthenTec, Inc. (1) (2)	241,600	4,131,360
O2Micro International Ltd. (2)	175,200	2,491,344

		7,937,298
Systems Software - 2.8%
Double-Take Software, Inc. (2)	117,300	2,909,040
FalconStor Software, Inc. (1) (2)	298,000	3,608,780
VASCO Data Security International, Inc. (1) (2)	61,600	1,382,304

		7,900,124

Total Information Technology		83,135,217

Telecommunication Services - 1.2%

Wireless Telecommunication Services - 1.2%
SBA Communications Corp. (2)	90,300	3,380,832

Total Common Stocks (identified cost $242,038,090)		279,112,509

Short-Term Investments - 39.2%

Collateral Pool Investment for Securities on Loan - 37.5%
(See Note 2 of the Schedule of Investments)		106,951,897

Repurchase Agreement - 1.7%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007 to be repurchased at $4,998,435 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $5,110,117 (at amortized cost)	$4,996,561	4,966,561

Total Short-Term Investments (identified cost $111,918,458)		111,918,458

Total Investments - 136.9% (identified cost $353,956,548)		391,030,967
Other Assets and Liabilities - (36.9)%		(105,342,744)

Total Net Assets - 100.0%		$285,688,223

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Australia - 3.8%
BHP Billiton, Ltd.	122,008	$4,634,235
BlueScope Steel, Ltd.	124,104	1,082,128
Caltex Australian, Ltd. (1)	97,412	1,930,176
Commonwealth Bank of Australia (1)	66,954	3,534,475
Incitec Pivot, Ltd.	5,205	418,785
Leighton Holdings, Ltd. (1)	75,132	4,045,544
Minara Resources, Ltd.	4,106	22,749
Qantas Airways, Ltd. (1)	624,262	3,229,901
Santos, Ltd. (1)	102,024	1,291,506

		20,189,499
Austria - 0.4%
OMV AG	3,946	280,558
Voestalpine AG	27,239	1,995,601

		2,276,159
Belgium - 2.0%
Delhaize Group	24,642	2,147,161
Dexia SA	114,105	3,102,149
KBC GROEP NV	39,656	5,485,913

		10,735,223
Brazil - 0.3%
Itausa - Investimentos Itau SA	33,700	244,380
Net Servicos de Comunicacao SA (2)	85,672	1,271,197

		1,515,577
Canada - 0.3%
Canadian Imperial Bank of Commerce	4,200	373,189
Magna International, Inc.	1,500	120,006
National Bank of Canada	5,400	291,507
NOVA Chemicals Corp.	5,600	181,281
Petro-Canada	11,500	555,477

		1,521,460
China - 0.0%
Weichai Power Co., Ltd.	10,000	77,410
Denmark - 0.1%
D/S Norden A/S	6,129	660,050
France - 8.8%
Air France-KLM (1)	44,863	1,611,161
Alstom	35,631	7,998,165
BNP Paribas SA	73,468	8,227,591
Cap Gemini SA	29,715	1,732,222
Credit Agricole SA	50,138	1,749,134
France Telecom SA	72,119	2,734,938
Groupe DANONE	65,700	5,794,792
LVMH Moet Hennessy Louis Vuitton SA (1)	36,800	4,469,265
Nexans SA	1,864	249,303
PPR	18,381	3,096,156
Societe Generale	29,972	4,590,029
UbiSoft Entertainment SA (2)	1,627	141,802
Vallourec SA	14,600	4,125,037

		46,519,595

Description	Shares	Value
Common Stocks (continued)

Germany - 13.7%
Bayer AG (1)	59,462	$4,910,778
Beiersdorf AG	2,871	231,358
Commerzbank AG	131,400	5,166,627
Daimler AG	39,000	3,972,701
Deutsche Lufthansa AG (1)	213,780	5,780,842
E.ON AG	2,439	496,791
Fresenius Medical Care AG	58,200	4,818,383
GEA Group AG	157,000	5,685,837
Infineon Technologies AG (2)	242,700	2,886,903
IVG Immobilien AG	3,094	121,856
MAN AG	66,121	10,628,959
Metro AG	43,528	3,932,849
Norddeutsche Affinerie AG	1,666	56,508
Salzgitter AG	25,545	4,082,751
SAP AG	99,000	5,043,892
Siemens AG (1)	33,300	5,052,209
ThyssenKrupp AG (1)	139,463	8,214,851
United Internet AG	10,766	250,670
Volkswagen AG	5,985	1,435,641

		72,770,406
Greece - 0.7%
Alapis Holding Industrial & Commercial SA	64,223	222,326
OPAP SA	96,800	3,770,052

		3,992,378
Hong Kong - 5.4%
Cheung Kong, Ltd.	289,000	5,446,969
China Grand Forestry Resources Group, Ltd. (2)	372,000	107,677
Esprit Holdings, Ltd.	33,300	500,524
Hong Kong Exchanges & Clearing, Ltd.	271,500	8,289,130
Hutchison Whampoa, Ltd.	707,000	8,411,490
Kingboard Chemical Holdings, Ltd.	14,500	80,289
Orient Overseas International, Ltd.	10,000	77,453
Sun Hung Kai Properties	285,500	5,946,186

		28,859,718
India - 0.2%
Satyam Computer Services, Ltd.	43,500	1,137,960
Indonesia - 0.2%
PT Gundang Garam Tbk	914,434	821,867
Israel - 0.1%
Bank Leumi Le-Israel	101,507	472,640
Italy - 3.0%
Enel SpA (1)	108,225	1,293,793
Fiat SpA (1)	280,021	7,706,322
Intesa Sanpaolo	308,482	2,463,340
Lottomatica SpA	4,100	140,570
Mediobanca SpA (1)	209,491	4,713,405

		16,317,430
Japan - 19.0%
Alpine Electronics, Inc.	3,800	64,551
ASAHI KASEI Corp.	41,000	294,161
BROTHER INDUSTRIES, Ltd.	28,103	395,470
Canon, Inc.	43,850	2,309,051
Central Japan Railway Co.	39	410,434
CHIYODA Corp.	172,000	2,220,417
Credit Saison Co., Ltd.	238,720	6,844,386
DeNA Co., Ltd.	85	594,143
DENTSU, Inc.	73	186,974
Don Quijote Co., Ltd.	58,600	1,243,382

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
FamilyMart Co., Ltd.	3,400	$100,636
FUJIFILM Holdings Corp.	17,000	748,597
Haseko Corp.	698,500	1,394,593
Hitachi Construction Machinery Co., Ltd.	35,000	244,701
HOYA Corp.	94,200	3,267,537
INPEX Holdings, Inc.	200	2,072,948
Kawasaki Kisen Kaisha, Ltd.	25,000	301,586
KOMATSU, Ltd.	80,600	2,455,792
Komeri Co., Ltd.	92,300	2,658,201
KONICA MINOLTA HOLDINGS, Inc.	37,000	709,486
LAWSON, Inc.	58,500	2,131,212
LEOPALACE21 Corp.	34,700	1,025,698
Makita Corp.	43,800	1,949,151
Marubeni Corp.	486,000	3,731,585
Mitsubishi Electric Corp.	51,000	581,887
Mitsubishi Heavy Industries, Ltd.	526,000	2,558,057
Mitsubishi Materials Corp.	84,000	427,765
Mitsui O.S.K. Lines, Ltd.	185,000	2,772,241
Mitsui Trust Holdings, Inc.	503,000	4,325,396
MITSUMI ELECTRIC Co., Ltd.	16,400	645,368
Mizuho Financial Group, Inc.	848	4,559,807
Mizuho Trust & Banking Co., Ltd.	139,000	256,109
NEC Electronics Corp. (2)	6,800	189,395
NIKON Corp.	89,000	2,787,430
Nintendo Co., Ltd.	19,400	11,925,258
NIPPON MINING HOLDINGS, Inc.	157,500	1,153,906
NIPPON OIL Corp.	283,000	2,367,447
NIPPON TELEGRAPH & TELEPHONE Corp.	261	1,180,507
Nippon Yakin Kogyo Co., Ltd.	103,500	871,313
NISHIMATSUYA CHAIN Co., Ltd. (1)	105,365	1,483,450
Nisshin Steel Co., Ltd.	47,000	175,140
Nitori Co., Ltd.	60,050	2,940,941
OLYMPUS Corp.	15,000	618,657
Pacific Metals Co., Ltd.	22,000	222,217
SHINWA KAIUN KAISHA, Ltd.	9,000	69,605
SMC Corp.	29,300	3,403,067
SUMCO Corp.	30,800	960,512
Sumikin Bussan Corp.	26,000	102,918
Sumitomo Metal Industries, Ltd.	575,000	2,550,517
Sumitomo Metal Mining Co., Ltd.	97,000	2,013,895
Sumitomo Mitsui Financial Group, Inc.	385	3,364,541
TOKYO TEKKO Co., Ltd.	4,000	18,937
TOYOTA BOSHOKU Corp.	77	2,582
Toyota Motor Corp.	105,200	5,923,765
YAMAHA Corp.	12,400	300,185
Yamaha Motor Co., Ltd.	109,000	2,956,956
YAMATO KOGYO Co., Ltd.	4,100	175,369

		101,239,832
Luxembourg - 0.9%
Acergy SA	219,381	4,656,606
Malaysia - 0.3%
Bumiputra-Commerce Holdings Bhd	114,000	363,886
Resorts World Berhad	1,078,625	1,221,605

		1,585,491
Mexico - 0.8%
Grupo Financiero Banorte SAB de CV	41,100	178,229
Grupo Mexico SAB de CV	159,400	1,116,494
Grupo Televisa SA	54,400	1,314,848
Telefonos de Mexico SA de CV	985,600	1,837,919

		4,447,490

Description	Shares	Value
Common Stocks (continued)

Netherlands - 3.9%
Aegon NV	1	$18
ASML Holding NV (2)	46,810	1,623,840
Draka Holding NV	1,232	43,325
Heineken NV	75,963	4,965,954
Hunter Douglas NV	2,114	154,400
ING Groep NV	231,191	8,894,724
Koninklijke Ahold NV (2)	40,535	576,248
Koninklijke (Royal) Philips Electronics NV	98,300	4,090,586
Oce NV	10,658	193,337
TomTom NV (2)	2,069	196,386

		20,738,818
New Zealand - 0.0%
Fletcher Building Ltd.	4,263	38,527
Norway - 3.1%
Aker Kvaerner ASA	184,600	5,254,292
Cermaq ASA	5,051	63,678
Petroleum Geo-Services ASA	213,850	6,113,190
Telenor ASA	232,200	5,378,831

		16,809,991
Portugal - 0.0%
Galp Energia, SGPS, SA	6,193	133,622
Russian Federation - 2.7%
Gazprom	33,600	1,763,894
GMK Norilsk Nickel, ADR	3,514	1,022,574
LUKOIL, ADR	78,085	6,684,076
Mobile TeleSystems	57,400	5,206,180

		14,676,724
Singapore - 0.3%
Jardine Cycle & Carriage, Ltd.	16,000	232,208
Neptune Orient Lines, Ltd.	125,000	362,523
SembCorp Industries, Ltd.	38,000	147,744
Singapore Airlines, Ltd.	14,933	185,163
Singapore Exchange, Ltd.	64,000	627,895

		1,555,533
South Africa - 0.2%
Massmart Holdings, Ltd.	114,200	1,213,203
South Korea - 2.4%
CJ Home Shopping	16,076	971,699
Hanwha Chemical Corp.	3,570	85,327
Honam Petrochemical Corp.	1,946	255,962
Hyundai Motor Co.	15,790	1,192,202
Kookmin Bank, ADR	43,100	3,124,750
KT Corp.	28,740	1,519,967
Mirae Asset Securities Co., Ltd.	1,018	174,517
Samsung Electronics Co., Ltd.	9,230	5,684,151

		13,008,575
Spain - 0.4%
Banco Santander SA	103,759	2,224,406
Sweden - 4.7%
Alfa Laval AB	2,550	164,240
Electrolux AB (1)	149,000	2,510,543
Elekta AB, Class B (1)	230,200	3,906,754
JM AB	27,600	569,081
Scania AB	25,400	636,785
Skandinaviska Enskilda Banken AB, Class A	66,600	1,863,604
Tele2 AB, Class B (1)	201,550	4,597,101
Volvo AB	645,320	10,995,584

		25,243,692

Description	Shares	Value
Common Stocks (continued)

Switzerland - 5.5%
Galenica AG	419	$227,937
Julius Baer Holding, Ltd.	72,480	6,077,095
Meyer Burger Technology AG (2)	286	88,136
Nestle SA	8,675	4,145,649
Novartis AG-REG	68,084	3,854,474
Roche Holding AG	22,595	4,288,725
Swatch Group AG	7,016	1,953,872
Zurich Financial Services AG	29,850	8,638,048

		29,273,936
Taiwan - 0.0%
Taishin Financial Holdings Co., Ltd.	397,000	169,617
Thailand - 0.2%
Advanced Info Service Public Co., Ltd.	35,321	99,657
Bangkok Bank PCL	363,100	1,230,477

		1,330,134
Turkey - 0.4%
Dogan Sirketler Grubu Holding AS	604,441	1,165,438
Eregli Demir ve Celik Fabrikalari AS	109,429	899,022
Koc Holding AS	1	2
Tupras-Turkiye Petrol Rafinerileri AS	10,375	268,802
Turkcell Iletisim Hizmetleri	1	8

		2,333,272
United Kingdom - 14.8%
3i Group PLC	18,158	405,766
Antofagasta PLC	377,265	5,931,427
AstraZeneca PLC	150,281	7,130,736
BHP Billiton PLC	26,323	871,260
British Energy Group PLC	400,100	4,294,360
British Land Co. PLC	50,924	960,952
British Sky Broadcasting Group PLC	211,500	2,719,415
BT Group PLC	1,410,222	8,306,901
Cairn Energy PLC (2)	102,300	4,945,812
Capita Group PLC	37,170	566,716
Drax Group PLC	14,385	202,035
easyJet PLC (2)	341,521	3,948,352
IMI PLC	22,232	206,400
Imperial Tobacco Group PLC	51,418	2,659,929
Kazakhmys PLC	26,964	744,236
Keller Group PLC	2,605	43,618
Land Securities Group PLC	38,983	1,205,652
Lonmin PLC	72,000	4,818,098
Michael Page International PLC	14,497	97,320
National Grid PLC	185,815	3,136,879
Next PLC	15,368	548,977
Petrofac, Ltd.	13,317	137,746
Prudential PLC	240,900	3,367,482
Royal Dutch Shell PLC, Class A	323,111	13,032,226
Shire PLC	79,038	1,875,249
Travis Perkins PLC	8,575	234,986
WPP Group PLC	92,007	1,162,467
Xstrata PLC	74,100	5,218,085

		78,773,082
United States - 0.0%
Eurocastle Investment, Ltd.	2,403	70,763

Total Common Stocks (identified cost $449,262,851)		527,390,686

Description	Shares or Principal Amount	Value
Short-Term Investments - 11.8%

Collateral Pool Investment for Securities on Loan - 11.7%
(See Note 2 of the Schedule of Investments)		$62,486,696

Repurchase Agreement - 0.1%
Agreement with IBT Corp., 4.350%, dated 11/30/2007, to be repurchased at $747,146 on 12/3/2007, collateralized by various U.S. Government Agency Obligations with various maturities to 12/1/2020, with a market value of $766,959 (at amortized cost)	$746,875	746,875

Total Short-Term Investments (identified cost $63,233,571)		63,233,571

Total Investments - 110.4% (identified cost $512,496,422)		590,624,257
Other Assets and Liabilities - (10.4)%		(55,509,334)

Total Net Assets - 100.0%		$535,114,923

International Stock Fund

Industry Division

November 30, 2007

(Unaudited)

Industry	Market Value	% of Total Net Assets
Advertising	$186,974	0.0%
Agriculture	3,481,796	0.7
Airlines	14,755,419	2.8
Apparel	500,524	0.1
Automobiles	21,067,414	3.9
Banks	63,016,281	11.8
Beverages	4,965,954	0.9
Building Materials	381,190	0.1
Chemicals	6,226,583	1.2
Commercial Services	664,035	0.1
Computers	1,732,222	0.3
Cosmetics	231,358	0.0
Distribution/Wholesale	4,066,711	0.8
Diversified Financial Services	20,827,561	3.9
Electronics	18,942,036	3.5
Engineering & Construction	12,280,695	2.3
Entertainment	3,910,621	0.7
Food & Staple Retailing	16,660,375	3.1
Health Care	8,725,137	1.6
Holding Companies	19,976,412	3.7
Home Builders	1,394,593	0.3
Home Furnishings	3,029,678	0.6
Insurance	20,900,272	3.9
Internet	844,813	0.2
Iron and Steel	20,065,628	3.8
Leisure Time	4,178,561	0.8
Machinery	37,518,856	7.0
Media	6,467,927	1.2
Metals & Mining	31,224,579	5.8
Miscellaneous Manufacturing	12,845,076	2.4
Office & Business Equipment	2,502,388	0.5
Oil & Gas	47,387,996	8.9
Pharmaceuticals	17,599,447	3.3
Real Estate	12,540,709	2.3
REITS	2,237,367	0.4
Retail	18,341,728	3.4
Semiconductor Equipment & Products	11,344,801	2.1
Software	6,520,039	1.2
Telecommunications	30,862,012	5.8
Toys	11,925,259	2.2
Transportation	4,653,892	0.9
Venture Capital	405,767	0.1

Total Common Stocks	527,390,686	98.6
Collateral Pool Investment for Securities on Loan	62,486,696	11.7
Repurchase Agreement	746,875	0.1

Total Investments	590,624,257	110.4
Other Assets & Liabilities	(55,509,334)	(10.4)

Total Net Assets	$535,114,923	100.0%

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.3%

Other Financial - 1.3%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$3,000,000	$3,047,238

Total Asset-Backed Securities (identified cost $2,999,707)		3,047,238

Collateralized Mortgage Obligations - 30.1%

Federal National Mortgage Association - 1.3%
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	3,000,000	2,960,895

Other Financial - 28.8%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,979,429
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.891%, 7/25/2037 (4)	5,571,392	5,529,200
Citigroup Commercial Mortgage Trust, Class A4, (Series 2006-C5), 5.431%, 10/15/2049	4,000,000	3,998,096
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.889%, 12/10/2049 (4)	3,000,000	3,062,250
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	2,937,004	2,633,647
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,967,831
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	2,000,000	1,929,424
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11). 5.867%, 12/10/2049 (4)	3,000,000	2,954,610
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 4.989%, 6/25/2037 (4)	5,591,261	5,461,046
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 5.027%, 7/15/2019 (4) (6) (7)	2,649,825	2,587,024
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.622%, 5/25/2036 (4)	2,174,804	2,177,903
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.881%, 6/25/2037 (4)	4,840,251	4,787,667
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 4.952%, 6/15/2022 (4) (6) (7)	4,875,778	4,775,596
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	2,027,544
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	3,000,000	3,001,077
Morgan Stanley Capital, Class A4, (Series 2007-IQ15), 6.077%, 6/11/2049 (4)	3,000,000	3,102,357
TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.098%, 8/15/2039 (4)	5,000,000	5,166,715
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	2,944,000	2,885,762
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.607%, 5/25/2036 (4)	3,560,859	3,548,759
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	2,107,615	2,094,076

		67,670,013

Total Collateralized Mortgage Obligations (identified cost $70,674,292)		70,630,908

Corporate Bonds & Notes - 29.2%

Banks - 2.1%
Bank of America Corp., 5.750%, 12/1/2017	3,000,000	3,005,583
Bank of New York Mellon Corp., (Series MTN), 4.950%, 11/1/2012	2,000,000	2,037,414

		5,042,997

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages & Foods - 1.3%
Diageo Capital PLC, 5.750%, 10/23/2017	$3,000,000	$3,042,510

Broker/Dealers - 7.2%
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	2,020,744
Goldman Sachs Group, Inc., 5.450%, 11/1/2012 (1)	3,000,000	3,050,049
JP Morgan Chase & Co., 5.375%, 10/1/2012	3,000,000	3,018,933
Lehman Brothers Holdings, 6.875%, 7/17/2037	3,000,000	2,923,419
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	3,000,000	3,042,060
Morgan Stanley, 3.875%, 1/15/2009 (1)	3,000,000	2,950,851

		17,006,056

Construction Equipment - 1.3%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	2,970,405

Energy - 0.9%
XTO Energy, Inc., 6.250%, 8/1/2017	2,000,000	2,111,764

Financial Services - 7.5%
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	2,000,000	1,500,984
General Electric Capital Corp., (Series MTNA), 6.000%, 6/15/2012	2,000,000	2,109,476
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,042,630
IBM International Group Capital LLC, 5.050%, 10/22/2012	3,000,000	3,047,121
Progressive Corp., 6.700%, 6/15/2037 (4)	3,000,000	2,889,180
Prudential Financial, Inc., 6.000%, 12/1/2017	4,000,000	3,965,940
Santander Perpetual SA, (Series 144A), 6.671%, 10/24/2017 (4) (6) (7)	2,000,000	1,933,874

		17,489,205

Media - 0.9%
Comcast Corp., 6.950%, 8/15/2037	2,000,000	2,122,140

Medical Products - 5.4%
Abbott Laboratories, 6.150%, 11/30/2037	5,000,000	5,199,480
AstraZeneca PLC, 5.400%, 9/15/2012	4,000,000	4,133,828
AstraZeneca PLC, 6.450%, 9/15/2037	3,000,000	3,259,716

		12,593,024

Multimedia - 1.3%
McGraw-Hill Cos., Inc., 5.900%, 11/15/2017	3,000,000	3,001,134

Retail - 1.3%
Wal-Mart Stores, Inc., 4.125%, 7/1/2010 (1)	3,000,000	3,015,570

Total Corporate Bonds & Notes (identified cost $67,691,871)		68,394,805

Government Agencies - 6.9%

Federal Home Loan Mortgage Corporation - 5.6%
3.375%, 4/15/2009	5,000,000	4,970,790
4.625%, 12/19/2008	3,000,000	3,018,315
4.875%, 2/17/2009	5,000,000	5,055,685

		13,044,790

Federal National Mortgage Association - 1.3%
4.875%, 4/15/2009	3,000,000	3,041,808

Total Government Agencies (identified cost $15,826,395)		16,086,598

Mortgage-Backed Securities - 26.7%

Federal Home Loan Mortgage Corporation - 1.6%
5.000%, 11/1/2035 (1)	3,797,844	3,731,534

Federal National Mortgage Association - 25.1%
5.000%, 7/1/2022 (1)	5,888,024	5,884,409
5.000%, 1/1/2037 (1)	9,919,273	9,726,958

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)

5.500%, 5/1/2037 (1)	$16,768,697	$16,799,333
6.000%, 12/12/2037 (5)	17,000,000	17,278,902
6.500%, 9/1/2037 (1)	1,995,254	2,052,521
6.500%, 9/1/2037 (1)	4,952,063	5,094,197
6.500%, 11/1/2037 (1)	1,987,614	2,032,649

		58,868,969

Total Mortgage-Backed Securities (identified cost $60,890,873)		62,600,503

U.S. Treasury Bonds & Notes - 11.9%
4.500%, 5/15/2010 (1)	3,000,000	3,105,471
4.750%, 5/15/2014 (1)	5,000,000	5,320,315
4.875%, 4/30/2011 (1)	10,000,000	10,556,260
5.000%, 5/15/2037 (1)	8,000,000	8,787,504

Total U.S. Treasury Bonds & Notes (identified cost $26,365,138)		27,769,550

Short-Term Investments - 37.1%

Collateral Pool Investment for Securities on Loan - 35.6%
(See Note 2 of the Schedule of Investments)		83,397,486

Repurchase Agreement - 1.5%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007, to be repurchased at $3,599,702 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $3,697,977 (at amortized cost)	3,598,353	3,598,353

Total Short-Term Investments (identified cost $86,995,839)		86,995,839

Total Investments - 143.2% (identified cost $331,444,115)		335,525,441
Other Assets and Liabilities - (43.2)%		(101,206,997)

Total Net Assets - 100.0%		$234,318,544

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.1%

Federal Home Loan Mortgage Corporation - 0.1%
5.580%, 8/25/2031, (Series T-32-A1) (4)	$935,936	$939,856

Other Financial - 2.0%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012 (4)	5,000,000	5,078,729
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 5.029%, 4/25/2037 (4) (6) (7)	4,327,260	3,918,957
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	1,198,732	1,199,522
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	249,588	248,591
Structured Asset Securities Corp., Class 2A, (Series 2003-21), 5.250%, 8/25/2033	3,908,780	3,745,018

		14,190,817

Total Asset-Backed Securities (identified cost $15,549,589)		15,130,673

Collateralized Mortgage Obligations - 36.8%

Federal Home Loan Mortgage Corporation - 4.7%
5.000%, 6/15/2025, (Series 2993-TF) (4)	8,898,349	8,875,543
5.000%, 10/15/2029, (Series 2745-AY)	5,000,000	4,965,320
5.000%, 10/15/2031, REMIC (Series 2543-LN)	3,530,872	3,532,977
5.000%, 5/15/2033, REMIC (Series 2791-BL)	2,169,942	2,151,246
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	403,270	400,404
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,374,831	1,334,337
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	5,407,000	5,336,520
5.500%, 10/15/2035, (Series 3058-WC)	2,528,998	2,541,213
6.000%, 6/15/2037, (Series 3333-W) (1)	4,817,432	4,831,330

		33,968,890
Federal National Mortgage Association - 1.3%
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	428,359	409,237
5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	4,999,865
5.030%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	2,245,658	2,245,229
5.500%, 11/25/2035, (Series 2005-100-DA) (1)	1,577,495	1,577,661

		9,231,992

Other Financial - 30.8%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.761%, 5/20/2036 (4)	7,386,854	7,327,087
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	6,000,000	5,958,858
Chase Mortgage Finance Corp., Class 11A1, (Series 2007-A1), 5.686%, 3/25/2037 (4)	12,413,386	12,495,699
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.891%, 7/25/2037 (4)	9,285,654	9,215,334
Citigroup Commercial Mortgage Trust, Class A4, (Series 2006-C5), 5.431%, 10/15/2049	6,578,000	6,574,869
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	6,000,000	6,124,500
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	5,500,000	5,527,165
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	6,853,009	6,145,175
Countrywide Home Loans, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	1,181,922	1,188,834
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 4.752%, 10/15/2021 (4) (6) (7)	2,666,793	2,638,971
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,935,662
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 4.778%, 11/5/2021 (4) (6) (7)	2,554,746	2,541,137
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11). 5.867%, 12/10/2049 (4)	9,000,000	8,863,830
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	4,823,560
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	5,742,108

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

JP Morgan Chase Commercial Mortgage, Class A1, (Series 2007-FL1A), 5.027%, 7/15/2019 (4) (6) (7)	$2,649,825	$2,587,024
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 4.989%, 6/25/2037 (4)	14,910,028	14,562,789
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.717%, 4/25/2037 (4)	10,432,407	10,410,426
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.882%, 6/25/2037 (4)	11,967,162	11,837,151
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.056%, 4/25/2037 (4)	5,538,773	5,493,576
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.806%, 4/25/2037 (4)	8,308,159	8,208,303
LB-UBS Commercial Mortgage Trust, Class A3, (Series 2007-C7), 5.866%, 9/15/2045 (4)	5,000,000	5,024,876
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 4.952%, 6/15/2022 (4) (6) (7)	7,801,246	7,640,954
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	14,976,032
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	5,000,000	5,068,860
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	4,000,000	4,001,436
Morgan Stanley Capital, Class A4, (Series 2007-IQ15), 5.882%, 6/11/2049 (4)	6,000,000	6,204,714
Morgan Stanley Capital, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	5,027,425
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,965,884	1,871,093
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 4.890%, 3/25/2037 (4)	7,426,288	7,329,554
TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.098%, 8/15/2039 (4)	9,000,000	9,300,087
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	6,000,000	5,881,308
Wells Fargo Mortgage Back Securities Trust, Class 2A4, (Series 2006-AR7), 5.608%, 5/25/2036 (4)	5,241,585	5,223,774
Wells Fargo Mortgage Back Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	3,512,693	3,490,127

		225,242,298

Total Collateralized Mortgage Obligations (identified cost $269,982,000)		268,443,180

Corporate Bonds & Notes - 2.6%

Broker/Dealers - 0.5%
Bear Stearns Co., Inc., 5.101%, 2/1/2012 (4)	4,000,000	3,771,780
Financial Services - 1.0%
Countrywide Home Loans, (Series MTN), 5.200%, 2/27/2008 (4)	5,000,000	4,636,725
SLM Corp., Note, (Series MTNA), 5.224%, 7/27/2009 (4)	2,500,000	2,341,443

		6,978,168
Insurance - 0.4%
HSB Capital I, Company Guarantee, (Series B), 6.153%, 7/15/2027 (4)	3,000,000	2,961,087
Real Estate - 0.7%
iStar Financial, Inc., 5.970%, 3/3/2008 (4)	5,000,000	4,930,665

Total Corporate Bonds & Notes (identified cost $19,472,717)		18,641,700

Government Agencies - 2.8%

Federal Home Loan Mortgage Corporation - 1.4%
3.375%, 4/15/2009	10,000,000	9,941,580
Federal National Mortgage Association - 1.4%
4.875%, 4/15/2009	10,000,000	10,139,360

Total Government Agencies (identified cost $19,701,449)		20,080,940

Mortgage-Backed Securities - 65.7%

Federal Home Loan Mortgage Corporation - 4.0%
5.000%, 8/1/2014	2,803,290	2,816,829
5.000%, 5/1/2021 (1)	3,555,887	3,554,304
5.000%, 10/1/2033 (1)	3,189,651	3,138,680
5.000%, 11/1/2035 (1)	10,444,071	10,261,718
5.500%, 11/1/2018	3,643,810	3,697,476
5.500%, 10/1/2021 (1)	4,214,694	4,261,574
6.500%, 9/1/2016	218,033	225,126
7.000%, 11/1/2009	42,553	42,639
7.500%, 9/1/2013	81,798	87,668
7.500%, 4/1/2024	256,852	274,943
7.500%, 4/1/2027	133,363	142,812
8.000%, 8/1/2030	160,147	171,561

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal Home Loan Mortgage Corporation (continued)

8.500%, 9/1/2024	$134,422	$144,604
9.000%, 6/1/2019	201,834	216,933
9.500%, 2/1/2025	145,926	158,881

		29,195,748
Federal National Mortgage Association - 59.7%
5.000%, 5/1/2018	2,379,752	2,386,344
5.000%, 5/1/2020 (1)	4,735,152	4,732,244
5.000%, 7/1/2035 (1)	4,495,533	4,406,809
5.000%, 2/1/2036 (1)	6,067,634	5,947,883
5.000%, 12/1/2036 (1)	32,689,025	32,043,875
5.500%, 8/1/2021 (1)	16,890,353	17,091,112
5.500%, 1/1/2023	2,631,376	2,668,308
5.500%, 10/1/2024 (1)	3,068,084	3,106,738
5.500%, 2/1/2033	1,688,533	1,696,944
5.500%, 6/1/2035 (1)	5,262,945	5,272,561
5.500%, 8/1/2036 (1)	3,677,530	3,684,249
5.500%, 11/1/2036 (1)	25,869,852	25,922,238
5.500%, 12/1/2036 (1)	18,794,744	18,832,803
5.500%, 5/1/2037 (1)	29,591,817	29,645,881
5.500%, 7/1/2037 (1)	74,570,348	74,706,588
5.500%, 8/1/2037 (1)	19,837,030	19,873,272
5.500%, 8/1/2037 (1)	9,963,942	9,982,146
6.000%, 9/1/2013	890,999	912,325
6.000%, 10/1/2016	587,109	601,622
6.000%, 9/1/2021 (1)	5,488,629	5,613,105
6.000%, 12/12/2037 (5)	130,000,000	132,132,781
6.500%, 9/1/2016	361,807	374,365
6.500%, 9/1/2016	731,570	756,962
6.500%, 8/1/2030 (1)	3,970,915	4,115,874
6.500%, 12/1/2031	238,982	247,205
6.500%, 9/1/2037 (1)	19,808,252	20,376,788
6.500%, 11/1/2037 (1)	3,975,228	4,065,299
7.000%, 12/1/2010	68,003	68,081
7.000%, 3/1/2029	341,530	359,335
7.000%, 7/1/2029	884,940	931,075
7.000%, 2/1/2030	773,600	813,931
7.500%, 12/1/2009	199,473	201,571
7.500%, 10/1/2030	132,998	141,980
8.000%, 10/1/2028	1,316,290	1,410,655
8.000%, 4/1/2030	256,124	273,520

		435,396,469
Government National Mortgage Association - 2.0%
5.000%, 4/15/2034	2,056,124	2,044,431
5.500%, 9/15/2033 (1)	5,071,516	5,148,948
6.000%, 12/20/2033 (1)	5,519,574	5,653,584
6.500%, 9/15/2032	916,162	953,198
7.000%, 6/15/2029	402,021	426,499
7.000%, 8/15/2031	216,030	228,984
8.500%, 6/15/2010	135,666	138,947
9.000%, 11/15/2009	149,210	149,754
9.000%, 1/15/2010	64,531	65,301
9.500%, 10/15/2024	88,073	96,446

		14,906,092

Total Mortgage-Backed Securities (identified cost $470,593,243)		479,498,309

Short-Term Investments - 53.6%

Collateral Pool Investment for Securities on Loan - 47.7%
(See Note 2 of the Schedule of Investments)		347,425,907

Repurchase Agreement - 5.9%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007 to be repurchased at $43,255,725 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/14/2011, with a market value of $44,208,097 (at amortized cost)	43,239,510	43,239,510

Total Short-Term Investments (identified cost $390,665,417)		390,665,417

Total Investments - 163.6% (identified cost $1,185,964,415)		1,192,460,219
Other Assets and Liabilities - (63.6)%		(463,621,059)

Total Net Assets - 100.0%		$728,839,160

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.1%

Other Financial - 1.1%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$4,000,000	$4,062,984
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	1,398,521	1,399,443
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	249,588	248,591

Total Asset-Backed Securities (identified cost $ 5,650,878)		5,711,018

Collateralized Mortgage Obligations - 30.4%

Federal Home Loan Mortgage Corporation - 2.6%
5.000%, 10/15/2029, (Series 2745-AY) (1)	605,000	600,804
5.500%, 7/15/2032, (Series 2686-MH) (1)	10,000,000	10,021,280
5.500%, 10/15/2035, (Series 3058-WC) (1)	2,950,498	2,964,749

		13,586,833

Federal National Mortgage Association - 0.3%
5.500%, 11/25/2035, (Series 2005-100-DA) (1)	1,577,495	1,577,661
Other Financial - 27.5%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.760%, 5/20/2036 (4)	8,310,211	8,242,974
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	3,972,572
Chase Mortgage Finance Corp., Class 11A1, (Series 2007-A1), 5.680%, 3/25/2037 (4)	14,186,726	14,280,798
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.891%, 7/25/2037 (4)	3,714,262	3,686,134
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	4,000,000	4,019,757
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,935,662
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	1,409,685	1,392,775
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	4,000,000	3,858,848
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	7,000,000	6,894,090
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	3,828,072
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 4.989%, 6/25/2037 (4)	7,455,014	7,281,394
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 5.027%, 7/15/2019 (4) (6) (7)	3,533,100	3,449,366
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.622%, 5/25/2036 (4)	5,074,542	5,081,773
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.716%, 4/25/2037 (4)	6,954,938	6,940,284
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.881%, 6/25/2037 (4)	7,744,402	7,660,267
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.051%, 4/25/2037 (4)	6,461,901	6,409,172
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 6.051%, 4/25/2037 (4)	8,308,159	8,208,303
LB-UBS Commercial Mortgage Trust, Class A3, (Series 2007-C7), 5.866%, 9/15/2045 (4)	3,000,000	3,014,926
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 4.952%, 6/15/2022 (4) (6) (7)	6,826,090	6,685,834
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	6,082,632
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	6,675,000	6,677,396
Prudential Home Mortgage Securities, Class 2B, (Series 1993-H), 6.980%, 9/28/2008 (4) (6) (7)	6,198	6,169
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,965,884	1,871,093

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)

TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.098%, 8/15/2039 (4)	$6,000,000	$6,200,058
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	5,000,000	4,901,090
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.607%, 5/25/2036 (4)	3,560,859	3,548,759
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	3,512,693	3,490,127

		143,620,325

Total Collateralized Mortgage Obligations (identified cost $159,898,111)		158,784,819

Corporate Bonds & Notes - 44.1%

Automotive & Related - 2.3%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.050%, 6/4/2008	7,000,000	6,940,325
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	5,000,000	4,980,190

		11,920,515
Banks - 10.7%
Bank of America Corp., 5.750%, 12/1/2017	6,000,000	6,011,166
Bank of New York Mellon Corp., (Series MTN), 4.950%, 11/1/2012	5,000,000	5,093,535
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,093,702
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (6) (7)	15,000,000	15,253,665
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,227,538
Northern Rock PLC, (Series 144A), 6.594%, 6/28/2017 (4) (6) (7)	5,000,000	3,054,620
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	9,941,130
UBS Preferred Funding Trust, 8.622%, 10/1/2049 (4)	7,000,000	7,565,299

		56,240,655
Beverages & Foods - 0.6%
Diageo Capital PLC, 5.200%, 1/30/2013	3,000,000	3,031,434
Broker/Dealers - 8.7%
Bear Stearns Co., Inc., 3.250%, 3/25/2009	10,000,000	9,608,770
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	4,889,530
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	4,041,488
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	3,000,000	3,050,049
JP Morgan Chase & Co., 5.375%, 10/1/2012	4,000,000	4,025,244
Lehman Brothers Holdings, 6.500%, 7/19/2017	4,000,000	4,036,496
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	6,000,000	6,084,120
Morgan Stanley, 3.875%, 1/15/2009	10,000,000	9,836,170

		45,571,867
Construction Equipment - 1.6%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	3,960,540
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,243,740

		8,204,280
Electrical Equipment - 1.0%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	5,072,255
Energy - 0.6%
XTO Energy, Inc., 6.250%, 8/1/2017 (1)	3,000,000	3,167,646
Financial Services - 9.4%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,497,610
Countrywide Financial Corp., 5.800%, 6/7/2012	5,000,000	3,752,460
General Electric Capital Corp., Note, 5.661%, 3/4/2008 (4)	4,000,000	3,998,912
General Electric Capital Corp., (Series MTNA), 6.000%, 6/15/2012	5,000,000	5,273,690
IBM International Group Capital LLC, 5.050%, 10/22/2012	5,000,000	5,078,535
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,989,552
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	6,037,122
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,988,680
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	6,741,420

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)

Residential Capital Corp., 6.500%, 4/17/2013	$4,000,000	$2,610,000
Santander Perpetual SA, (Series 144A), 6.671%, 10/24/2017 (4) (6) (7)	5,000,000	4,834,685
SLM Corp., (Series MTNA), 5.224%, 7/27/2009 (4)	2,500,000	2,341,442

		49,144,108
Food Retail - 0.6%
Safeway, Inc., 5.550%, 3/27/2009 (4)	3,000,000	2,993,931
Insurance - 3.1%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (6) (7)	7,000,000	7,013,139
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,184,014
HSB Capital I, Company Guarantee, (Series B), 6.153%, 7/15/2027 (4)	4,000,000	3,948,116

		16,145,269
Media - 1.1%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016	6,000,000	5,674,860
Medical Products - 1.4%
AstraZeneca PLC, 5.400%, 9/15/2012 (1)	7,000,000	7,234,199
Multimedia - 1.7%
McGraw-Hill Cos., Inc., 5.900%, 11/15/2017	4,000,000	4,001,512
Time Warner Cable, Inc., 5.400%, 7/2/2012	5,000,000	5,035,990

		9,037,502
Real Estate - 0.9%
iStar Financials, Inc., 5.850%, 3/15/2017	6,000,000	4,953,888
Retail - 0.4%
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	2,000,000	2,010,380

Total Corporate Bonds & Notes (identified cost $236,022,045)		230,402,789

Mortgage-Backed Securities - 24.2%

Federal Home Loan Mortgage Corporation - 1.9%
5.500%, 10/1/2021 (1)	2,485,284	2,512,164
5.500%, 10/1/2021 (1)	4,214,694	4,261,574
6.000%, 10/1/2021 (1)	2,476,171	2,528,312
7.500%, 2/1/2031	370,755	396,045
7.500%, 6/1/2031	113,432	121,073

		9,819,168
Federal National Mortgage Association - 22.2%
5.000%, 8/1/2020 (1)	18,874,176	18,876,252
5.000%, 7/1/2035 (1)	2,215,527	2,171,802
5.500%, 11/1/2018 (1)	8,335,859	8,460,222
5.500%, 7/1/2020 (1)	3,325,985	3,366,209
5.500%, 8/1/2021 (1)	18,241,582	18,458,401
6.000%, 9/1/2021 (1)	7,355,865	7,522,689
6.000%, 12/12/2037 (5)	55,000,000	55,902,330
6.500%, 10/1/2031	709,624	734,040
7.000%, 12/1/2015	500,102	520,606

		116,012,551
Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	386,893	410,112

Total Mortgage-Backed Securities (identified cost $125,131,716)		126,241,831

U.S. Treasury Bonds & Notes - 4.9%
4.250%, 9/30/2012 (1)	25,000,000	25,916,025

Total U.S. Treasury Bonds & Notes (identified cost $25,105,083)		25,916,025

Description	Principal Amount	Value
Short-Term Investments - 27.9%

Collateral Pool Investment for Securities on Loan - 22.1%
(See Note 2 of the Schedule of Investments)		$115,639,245

Repurchase Agreement - 5.8%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007, to be repurchased at $30,047,935 on 12/3/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 10/2/2017, with a market value of $30,914,430 (at amortized cost)	30,036,671	30,036,671

Total Short-Term Investments (identified cost $145,675,916)		145,675,916

Total Investments - 132.6% (identified cost $697,483,749)		692,732,398
Other Assets and Liabilities - (32.6)%		(170,335,624)

Total Net Assets - 100.0%		$522,396,774

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals - 98.7%

Arizona - 3.8%
Maricopa County, AZ, Industrial Development Authority, Catholic Healthcare West Project, (Series 1998 A), Health Facility Revenue Bonds, 5.000%, (Original Issue Yield: 5.25%), 7/1/2016 A/A2; Call Date 7/1/2008	$100,000	$101,569
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	900,000	971,091
Maricopa County, AZ, Sun Health Corporation Hospital Revenue Bonds, (Series 2005), 5.000%, (Original Issue Yield; 4.46%), 4/1/2016 BBB/Baa1; Call Date 4/1/2015	550,000	558,041
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	558,030
Phoenix, AZ, (Series 2005 B), Various Purpose GO UT, 4.500%, (Original Issue Yield: 4.41%), 7/1/2024 AAA/Aa1; Call Date 7/1/2015	1,000,000	1,009,560

		3,198,291
Arkansas - 0.1%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa; Call Date 1/1/2008	120,000	121,320
California - 6.2%
California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, (Series 2006 A), 5.000%, (Original Issue Yield: 4.61%), 8/15/2021 A+/A1; Call Date 8/15/2016	330,000	342,946
Contra Costa County, CA, West Contra Costa Unified School District, (Series 2001 A), GO UT Refunding Bonds, 5.450%, (MBIA Insurance Corp.), 2/1/2018 AAA/Aaa	175,000	195,843
Sierra View Local Health Care District Revenue Bonds, 4.700%, (Original Issue Yield: 4.74%), 7/1/2016 NR/NR	250,000	256,738
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.28%), 7/1/2022 NR/NR; Call Date 9/1/2017	1,000,000	1,024,909
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.32%), 7/1/2023 NR/NR; Call Date 9/1/2017	250,000	255,653
Sierra View Local Health Care District Revenue Bonds, 5.300%, (Original Issue Yield: 5.38%), 7/1/2026 NR/NR; Call Date 9/1/2017	1,000,000	1,021,040
State of California, GO UT Refunding Bonds, 5.000%, (Original Issue Yield: 3.72%), 9/1/2012 A+/A1	2,000,000	2,128,059

		5,225,188
Colorado - 5.1%
Broomfield, CO, Interlocken Consolidated Metropolitan District, (Series 1999 B) General Obligation Refunding and Improvement Bonds, 5.750%, (Asset Guaranty Insurance Company)/(Original Issue Yield: 6.05%), 12/15/2019 AA/NR; Call Date 12/15/2009	500,000	517,625
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa; Call Date 12/1/2011	1,875,000	2,049,768
Pueblo County, CO, Pueblo City-County Library District, (Series 2007), Certificates of Participation, 5.250%, (AMBAC INS)/(Original Issue Yield: 4.25%), 12/1/2024, AAA/Aaa; Call Date 12/1/2012	100,000	105,464
Pueblo County, CO, Pueblo City-County Library District, (Series 2007), Certificates of Participation, 5.250%, (AMBAC INS)/(Original Issue Yield: 4.37%), 12/1/2028, AAA/Aaa; Call Date 12/1/2012	65,000	67,539
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	1,445,000	1,566,886

		4,307,282
Connecticut - 0.7%
Connecticut State Health and Education Facilities Authority, Quinnipiac University Revenue Bonds, (Series-I), 4.375%, (Original Issue Yield: 4.58%), 7/1/2028 AAA/Aaa; Call Date 7/1/2017	500,000	489,685
State of Connecticut Health and Educational Facilities Authority, Waterbury Hospital Issue Revenue Bonds, (Series C), 6.125%, (Radian Ins.)/(Original Issue Yield: 5.65%), 7/1/2014 AA/NR; Call Date 7/1/2009	100,000	103,987

		593,672

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

District of Columbia - 0.2%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Revenue Bonds, (Series 2001), 6.250%, (Original Issue Yield: 6.375), 5/15/2024 BBB/Baa3; Call Date 5/15/2011	$140,000	$143,592
Florida - 2.5%
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.06%), 7/1/2019 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,104,580
Georgia - 1.3%
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,097,250
Illinois - 8.5%
Illinois Finance Authority, Beloit Memorial Hospital, Inc., (Series 2006 A), Variable Rate Revenue Bonds, 6.100%, (Radian Ins.), 4/1/2036 AA/NR (4)	1,000,000	1,000,000
Illinois Finance Authority, Community Rehabilitation Providers Facilities Acquisition Program, Refunding and New Money Revenue Bonds, (Series 2007A), 5.000%, (Original Issue Yield: 5.00%), 7/1/2016 BBB/NR; Call Date: 7/1/2014	730,000	746,834
Illinois Finance Authority, Illinois Institute of Technology Revenue Bonds, (Series2006 A), 5.000%, (Original Issue Yield: 4.53%), 4/1/2019 NR/Baa1; Call Date 4/1/2016	150,000	153,788
Illinois Housing Development Authority, Evergreen Place-Streator Housing Revenue Bonds, (Series 2007 G), 4.700%, (FGIC)/(Original Issue Yield: 4.699%), 7/1/2017 AAA/Aaa (9)	400,000	400,600
Illinois Housing Development Authority, Evergreen Place-Streator Housing Revenue Bonds, (Series 2007 G), 5.100%, (FGIC)/(Original Issue Yield: 5.099%), 7/1/2027 AAA/Aaa; Call Date 7/1/2017 (9)	500,000	492,680
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa; Call Date 10/1/2014	1,125,000	1,232,774
School District Number 51, Tazewell County, Illinois, (Washington Central) GO UT School Bonds, (Series 2007), 9.000%, (FGIC)/(Original Issue Yield: 4.85%), 12/1/2025 NR/Aaa	345,000	536,206
State of Illinois Revenue Bonds, (Series-A), 5.250%, (Original Issue Yield: 4.52%), 2/1/2019 AAA/Aaa; Call Date 2/1/2017	1,000,000	1,095,790
State of Illinois, Illinois First Fund for Infrastructure, Roads, Schools &Transit, GO UT (Series of February 2002), 5.500%, (FGIC)/(Original Issue Yield: 4.99%), 2/1/2018 AAA/Aaa; Call Date 2/1/2012	300,000	320,967
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,152,527

		7,132,166
Iowa - 2.1%
Polk County, IA, (Series 2007 B), GO UT Bonds, 4.000%, (Original Issue Yield: 3.67%), 6/1/20214 AAA/Aa1	1,515,000	1,555,966
Polk County, Iowa General Obligation Capital Loan Notes, (Series 2004 B), 5.250%, (Original Issue Yield: 5.25%), 6/1/2020 AAA/Aa2; Call Date 6/1/2014 (9)	235,000	247,659

		1,803,625
Kansas - 4.0%
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2002 B-5), (AMT) 5.450%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.45%), 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,335,000	1,377,800
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2005 A-1), (AMT) 5.650%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.025%), 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,500,000	1,552,395
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2006 B-3), (AMT) 5.250%, (GNMA/FNMA Coll)/(Original Issue Yield: 4.44%), 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	470,000	487,945

		3,418,140
Kentucky - 1.0%
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA)/(Original Issue Yield: 3.95%), 8/1/2018 AAA/Aaa	775,000	856,546
Louisiana - 5.0%
City of Monroe, State Of Louisiana Economic Development Projects-Tower Drive Economic Development Area Sales Tax Increment Revenue and Refunding Bonds, (Series 2007), 5.000%, (Radian)/(Original Issue Yield: 4.80%), 3/1/2015 AA/Aa3; Call Date 3/1/2012	515,000	525,995
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Revenue Bonds, (Series 2007 C), 4.250%, (Original Issue Yield 4.25%), 12/1/2017 NR/Aaa; Call Date 6/1/2017	325,000	327,272
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Revenue Bonds, (Series 2007 C), 5.700%, (Original Issue Yield: 4.714%), 6/1/2039 NR/Aaa; Call Date 6/1/2017	500,000	538,435
New Orleans, LA, Aviation Board, Passenger Facility Charge Projects, (Series 2007 B-2), Revenue Refunding Bonds, 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.81%), 1/1/2019 AAA/NR; Call Date 1/1/2018 (9)	645,000	680,069

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

St. Bernard Parish, LA, Home Mortgage Authority, Mortgage-Backed Securities Program, (Series 2007 A-1), Single Family Mortgage Revenue Bonds, 5.800%, (Original Issue Yield: 5.207%), 3/1/2039 NR/Aaa; Call Date 9/1/2017	$1,000,000	$1,064,930
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG INS)/(Original Issue Yield: 4.38%), 7/15/2017 AAA/Aaa; Call Date 7/15/2016	1,000,000	1,085,090

		4,221,791
Maryland - 1.6%
Maryland Community Development Administration Department of Housing and Community Administration Housing Revenue Bonds, (Series 2001 B), 5.450%, 7/1/2043 NR/Aa2; Call Date 7/1/2011 (9)	1,360,000	1,377,122
Michigan - 2.6%
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group, Hospital Revenue Bonds, (Series 2005A), 5.000%, (Original Issue Yield: 3.92%), 5/15/2011 NR/Baa1	410,000	417,642
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	1,750,000	1,757,543

		2,175,185
Mississippi - 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA INS)/(Original Issue Yield: 3.98%), 10/1/2014 AAA/Aaa	1,000,000	1,087,750
Missouri - 2.8%
Arnold, MO, Missouri Development Finance Board, Road Infrastructure Project, (Series 2007B), Infrastructure Facilities Revenue Bonds, 5.000%, (Original Issue Yield: 5.04%), 11/1/2027 A/NR; Call Date 11/1/2009	1,125,000	1,128,589
Cass County, MO, Hospital Revenue Bonds, (Series 2007), 5.000%, (Original Issue Yield 4.80%), 5/1/2015 NR/NR	500,000	505,215
Missouri Housing Development Commission, Homeownership Loan Program, (Series 1997 B-2), Single Family Mortgage Revenue Bonds, 6.850%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.849%), 3/1/2028 AAA/NR; Call Date 3/1/2008 (9)	500,000	517,190
Riverside, MO, Industrial Development Authority, Riverside Horizons Infrastructure Project, (Series 2007A), Industrial Development Revenue Bonds, 4.500%, (ACA Capital Holdings Inc.)/(Original Issue Yield: 4.10%), 5/1/2011 A/NR	255,000	257,555

		2,408,549
Nevada - 1.6%
Nevada Housing Division, (Series 2000 B-2), Single Family Mortgage Revenue Bonds, 5.550%, (Original Issue Yield: 5.549%), 4/1/2031, AAA/Aaa; Call Date 10/1/2009 (9)	465,000	466,934
Nevada Housing Division, (Series 2000 C-2), Single Family Mortgage Revenue Bonds, 5.400%, (Original Issue Yield: 5.40%), 4/1/2031, AAA/Aaa; Call Date 4/1/2010 (9)	365,000	366,230
Reno-Sparks Indian Colony, (Series 2006), Governmental Revenue Bonds, 4.250%, (Original Issue Yield: 4.44%), 6/1/2014 NR/NR	515,000	508,965

		1,342,129
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority, New Hampshire College Issue Revenue Bonds, (Series 2000), 7.000%, (Original Issue Yield: 6.999%), 1/1/2015 BBB-/NR; Call Date 1/1/2011	100,000	107,193
New Mexico - 1.2%
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AAA/Aa2; Call Date 6/15/2009	1,000,000	1,041,260
New York - 6.1%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	1,300,000	1,479,972
New York St Dorm Authority Health Quest Systems Revenue Bonds, (Series-2007 B), 5.000%, (GTY) (Original Issue Yield: 4.50%), 7/1/2016 AAA/Aaa	250,000	273,490
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa; Call Date 2/1/2013	2,000,000	2,184,140
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A2	1,100,000	1,227,072

		5,164,674
North Dakota - 6.9%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,130,570
Fargo, ND, Public School District No 1, School Building GO UT, 4.625%, (Original Issue Yield: 4.85%), 5/1/2026 NR/A1; Call Date 5/1/2016	1,000,000	994,440
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield:
5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa; Call Date 8/1/2010	1,545,000	1,654,216

		5,779,226

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Ohio - 4.0%
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.05%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	$2,115,000	$2,257,847
Olentangy, OH, Local School District, (Series 2004 B), GO UT, Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa; Call Date 6/1/2014	1,000,000	1,105,420

		3,363,267
Oregon - 1.2%
Jackson County, OR, Airport Revenue Bonds, (Series 2007 B), 5.125%, (XLCA)/(Original Issue Yield: 4.77%), 12/1/2023 AAA/Aaa; Call Date 12/1/2012 (9)	1,000,000	1,026,750
Pennsylvania - 2.6%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC INS)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,186,440
Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority, (Series 2003 A), Home Mortgage Revenue Bonds, 3.125%, (GNMA/FNMA/FHLMC Coll)/(Original Issue Yield: 3.125%), 12/1/2033 AAA/Aaa; Call Date 6/1/2013 (9)	360,000	352,624
South Carolina - 0.2%
School District No.2 of Richland County South Carolina GO Bonds, (Series 2001A), 5.000%, (SCSDE)/(Original Issue Yield: 5.04%), 3/1/2019 AA/Aa1; Call Date 3/1/2011	125,000	129,794
South Dakota - 1.2%
South Dakota Health and Educational Facilities Authority, (Series 2007), Vocational Education Program Revenue Refunding Bonds, 5.000%, (Ambac)/(Original Issue Yield: 4.20%), 8/1/2022 AAA/Aaa; Call Date 8/1/2017	980,000	1,041,652
Tennessee - 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	750,000	815,093
The Health, Educational and Housing Facilities Board of the County of Sumner, Tennessee, Sumner Regional Health Systems, Inc., Hospital Revenue, Refunding and Improvement Bonds, (Series 2007 A), 5.250%, (Original Issue Yield: 4.70%), 11/1/2013 NR/NR	535,000	551,387

		1,366,480
Texas - 5.7%
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 4.750%, (Original Issue Yield: 5.00%), 2/15/2017 BBB+/Baa2	325,000	323,544
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 5.250%, (Original Issue Yield: 5.40%), 2/15/2027 BBB+/Baa2; Call Date 2/15/2017	475,000	466,512
Sam Rayburn, TX, Municipal Power Agency, (Series 2002), Power Supply System Revenue Refunding Bonds, 5.750%, (Asset Guaranty Ins.)/(Original Issue Yield: 5.45%), 10/1/2021 AA/Aa3; Call Date 10/1/2012	865,000	897,671
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.15%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,134,820
Tyler, TX, Health Facilities Development Corporation, East Texas Medical Center Regional Healthcare System Project, (Series 2007 A), Hospital Revenue Refunding and Improvement Bonds, 5.000%, (Original Issue Yield: 4.63%), 11/1/2014 NR/Baa3	1,000,000	1,016,290

		4,838,837
Utah - 0.1%
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	100,000	108,139
Virginia - 5.6%
State of Virginia Public School Authority, School Educational Technology Notes, (Series Vlll), 5.000%, (Original Issue Yield: 3.65%), 4/15/2012 AA+/Aa1	3,000,000	3,201,690
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,529,895

		4,731,585
Washington - 2.4%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (9)	1,000,000	1,022,950
Washington Health Care Facilities Authority, Virginia Mason Medical Center, (Series 2007 C), Revenue Bonds, 5.500% (Radian Ins.)/(Original Issue Yield: 5.66%), 8/15/2036 AA/Aa3; Call Date 8/15/2017	1,000,000	1,013,410

		2,036,360

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals (continued)

West Virginia - 2.9%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2; Call Date 9/1/2010	$1,000,000	$1,100,930
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project (Series A), (AMBAC INS), 5.000%, (Original Issue Yield: 4.38%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	1,245,000	1,331,092

		2,432,022
Wisconsin - 6.1%
Badger Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Revenue Bonds, 6.000%, (Original Issue Yield: 6.125%), 6/1/2017 BBB/Baa3; Call Date 6/1/2012	150,000	155,781
City of Kaukauna, Outagamie County, WI Bond Anticipation Notes, 4.000% (Original Issue Yield: 3.45%), 8/1/2008 NR/MIG-1; (Continuously Callable)	300,000	300,138
Milwaukee County, WI, (Series 2007 A), Airport Revenue Bonds, 4.250%, (Ambac)/(Original Issue Yield: 4.53%), 12/1/2022 NR/Aaa; Call Date 12/1/2016 (9)	565,000	543,157
Wisconsin Health and Education Facilities Authority, Watertown Memorial Hospital, Inc., Revenue Bonds, (Series 2001), 5.500%, (Radian)/(Original Issue Yield: 5.65%), 8/15/2012 AA/NR; Call Date 8/15/2011	100,000	102,439
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System Revenue Bonds, (Series 2006 A), 5.000%, (Original Issue Yield: 4.17%), 8/15/2014 A-/Baa1	500,000	515,740
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic, (Series 2006 A), Revenue Bonds, 5.000%, (Original Issue Yield: 4.55%), 2/15/2017 BBB+/NR; Call Date 2/15/2016	300,000	301,581
Wisconsin Health and Educational Facilities Authority, The Blood Center of Southeastern Wisconsin, Inc., (Series 2004), Revenue Bonds, 5.500%, (Original Issue Yield: 5.583%), 6/1/2024 BBB+/NR; Call Date 6/1/2014	500,000	508,720
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, (Series 2001 B), (AMT) 4.850%, (Original Issue Yield: 4.85%), 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	880,000	879,085
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3; Call Date 5/1/2010	1,750,000	1,861,685

		5,168,326

Total Municipals (identified cost $82,012,104)		83,488,807

Mutual Funds - 3.1%
Marshall Tax-Free Money Market Fund Class I	2,608,972	2,608,972

Total Mutual Funds (identified cost $2,608,972)		2,608,972

Total Investments - 101.8% (identified cost $84,621,076)		86,097,779
Other Assets and Liabilities - (1.8)%		(1,488,001)

Total Net Assets - 100.0%		$84,609,778

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 13.1%

Other Financial - 13.1%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$2,000,000	$2,012,402
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,523,619
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 5.029%, 4/25/2037 (4) (6) (7)	1,378,665	1,248,580
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	2,014,836
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,599,885
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,878,601
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	599,366	599,761
Honda Auto Receivables Owner Trust, Class A3, (Series 2005-2), 3.930%, 1/15/2009	186,608	186,316
Pegasus Aviation Lease Securitization, Class A1, (Series 1999-1A), 6.300%, 3/25/2029 (6)	750,654	322,781
Residential Asset Mortgage Products, Inc., Class A1, (Series 2006-NC3), 4.859%, 3/25/2036 (4)	583,846	581,586
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,661,760
WFS Financial Owner Trust, Class A4, (Series 2004-1), 2.810%, 8/22/2011	451,270	450,509
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	1,750,000	1,759,835

Total Asset-Backed Securities (identified cost $16,291,552)		15,840,471

Collateralized Mortgage Obligations - 32.9%

Federal Home Loan Mortgage Corporation - 4.7%
3.150%, 5/15/2010, (Series H013)	90,172	90,172
5.250%, 1/15/2034, (Series 3014)	578,255	576,395
5.500%, 7/15/2027, (Series 2572)	1,100,000	1,104,402
5.900%, 11/15/2035, (Series 3061)	1,577,000	1,595,888
6.000%, 3/15/2027, (Series 3207) (1)	2,235,702	2,271,272

		5,638,129
Federal National Mortgage Association - 0.4%
5.000%, 7/25/2033, (Series 2003-63)	507,172	503,292
Government National Mortgage Association - 3.5%
2.866%, 2/16/2020, (Series 2003-48)	509,301	502,325
3.206%, 4/16/2018, (Series 2003-72)	775,077	766,823
3.313%, 4/16/2017, (Series 2002-83)	464,065	462,987
3.590%, 11/16/2017, (Series 2004-78)	518,887	511,732
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	989,779
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	988,523

		4,222,169
Other Financial - 24.3%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,975,315	1,991,022
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.761%, 5/20/2036 (4)	1,708,210	1,694,389
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	1,161,095	1,153,536
Countrywide Home Loans, Class 2A2A, (Series 2006-HYB1), 5.538%, 3/20/2036 (4)	1,220,934	1,215,694
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	314,662	310,887
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.729%, 5/19/2036 (4)	1,197,390	1,207,385
GSR Mortgage Loan Trust, Class 3A3, (Series 2004-12), 4.407%, 12/25/2034 (4)	360,313	357,915
GSR Mortgage Loan Trust, Class 2A2, (Series 2005-AR5), 5.166%, 10/25/2035 (4)	1,248,397	1,244,596
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036	2,000,000	1,966,800
JP Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	786,722	768,540
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,052,928	1,059,612
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.861%, 4/25/2037 (4)	1,368,703	1,362,314
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2004-C1), 2.964%, 1/15/2029	875,487	860,486
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 4.952%, 6/15/2022 (4) (6) (7)	1,950,311	1,910,238
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.787%, 11/21/2034 (4)	1,900,000	1,879,778
Morgan Stanley Capital, Inc., Class A1, (Series 2003-IQ6), 2.800%, 12/15/2041	133,109	132,366
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.965%, 9/25/2036 (4)	1,470,753	1,470,516
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	819,604	804,805
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	849,906	837,482
Washington Mutual, Class A4, (Series 2004-AR7), 3.940%, 7/25/2034 (4)	3,000,000	2,961,894

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)

Washington Mutual, Class A2, (Series 2005-AR5), 4.674%, 5/25/2035 (4)	$1,824,353	$1,818,742
Wells Fargo Mortgage Back Securities Trust, Class 2A4, (Series 2006-AR7), 5.608%, 5/25/2036 (4)	1,424,344	1,419,504
Wells Fargo Mortgage Back Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	1,053,808	1,047,038

		29,475,539
Total Collateralized Mortgage Obligations (identified cost $39,862,770)		39,839,129

Corporate Bonds & Notes - 11.2%

Automotive & Related - 1.9%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	2,300,000	2,290,887
Banks - 1.2%
Bank of America Corp., 4.500%, 8/1/2010 (1)	1,500,000	1,503,456
Financials - 4.9%
JPMorgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,496,628
Merrill Lynch & Co., 6.050%, 8/15/2012	1,350,000	1,372,361
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,502,268
Residential Capital LLC, Note, 7.615%, 5/22/2009 (4)	1,500,000	1,110,000
SLM Corp., Note, 4.000%, 1/15/2009	450,000	434,468

		5,915,725
Insurance - 2.0%
HSB Capital I, Company Guarantee, (Series B), 6.153%, 7/15/2027 (4)	2,430,000	2,398,480
Real Estate - 1.2%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,497,285

Total Corporate Bonds & Notes (identified cost $13,900,647)		13,605,833

Government Agencies - 21.3%

Federal Home Loan Bank - 1.5%
3.875%, 2/15/2008	1,800,000	1,798,178
Federal Home Loan Mortgage Corporation - 11.1%
4.300%, 5/5/2008	3,000,000	3,000,900
5.250%, 2/24/2011 (1)	4,500,000	4,570,258
5.250%, 10/6/2011 (1)	3,750,000	3,792,263
5.500%, 8/20/2012 (1)	2,000,000	2,128,648

		13,492,069
Federal National Mortgage Association - 8.7%
4.000%, 12/14/2007	3,500,000	3,499,479
4.125%, 6/16/2008	4,000,000	3,992,344
4.200%, 6/8/2009 (1)	3,000,000	3,021,348

		10,513,171
Total Government Agencies (identified cost $25,559,199)		25,803,418

Mortgage-Backed Securities - 2.5%

Federal Home Loan Mortgage Corporation - 0.0%
9.000%, 7/1/2014	15,109	15,478
11.000%, 8/1/2019	25,939	27,511

		42,989
Federal National Mortgage Association - 0.5%
7.000%, 12/1/2015	135,063	140,600
7.500%, 9/1/2015	164,186	170,933
8.000%, 5/1/2008	924	926
9.000%, 7/1/2009	4,990	5,076
9.500%, 12/1/2024	58,532	64,167
9.500%, 1/1/2025	52,057	57,162
9.500%, 1/1/2025	39,783	43,613
10.000%, 7/1/2020	38,927	44,920
11.000%, 12/1/2015	81,895	87,757

		615,154
Government National Mortgage Association - 2.0%
7.500%, 8/15/2037 (1)	2,218,081	2,332,569
9.000%, 12/15/2019	57,881	62,561

		2,395,130

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Total Mortgage-Backed Securities (identified cost $3,005,458)		$3,053,273

Mutual Funds - 8.7%
Eaton Vance Institutional Senior Loan Fund	591,340	5,238,693
Fidelity Advisor Floating Rate High Income Fund	553,421	5,301,772

Total Mutual Funds (identified cost $11,000,466)		10,540,465

U.S. Treasury Bonds & Notes - 4.2%
3.875%, 10/31/2012 (1)	$5,000,000	5,104,690

Total U.S. Treasury Bonds & Notes (identified cost $4,991,016)		5,104,690

Short-Term Investments - 26.3%

Collateral Pool Investment for Securities on Loan - 20.9%
(See Note 2 of the Schedule of Investments)		25,396,342
Federal Home Loan Mortgage Corporation - 0.2%
4.260%, 5/2/2008 (3) (11)	200,000	196,379

Repurchase Agreement - 5.2%
Agreement with Morgan Stanley & Co., Inc., 4.500%, dated 11/30/2007 to be repurchased at $6,267,615 on 12/3/2007, collateralized by U.S. Government Agency Obligations with various maturities to 10/2/2017, with a market value of $6,433,274 (at amortized cost)	6,265,265	6,265,265

Total Short-Term Investments (identified cost $31,857,986)		31,857,986

Total Investments - 120.2% (identified cost $146,469,094)		145,645,265
Other Assets and Liabilities - (20.2)%		(24,437,573)

Total Net Assets - 100.0%		$121,207,692

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Collateralized Loan Agreements - 5.6%

Brokerage - 5.6%
Deutsche Bank Alex Brown, Inc., 4.758%, 12/3/2007	$150,000,000	$150,000,000
Wachovia Securities, Inc., 4.760%, 12/3/2007	150,000,000	150,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper - 30.0%

Asset-Backed Securities - 21.1%
Atlantis One Funding, 4.930%, 1/24/2008 (6) (7) (11)	50,000,000	49,630,250
Beta Finance, Inc., 5.001%, 1/25/2008 (4) (6) (7)	25,000,000	25,000,934
Cafco LLC, 4.880%, 2/20/2008 (6) (7) (11)	150,000,000	148,353,000
Clipper Receivables Corp., 4.900%, 12/3/2007 (6) (7) (11)	100,000,000	99,972,778
Concord Minutemen Capital Co., 5.200%, 12/3/2007 (6) (7) (11)	150,000,000	149,956,667
CRC Funding LLC, 4.880%, 2/15/2008 (6) (7) (11)	100,000,000	98,969,778
DaimlerChrysler Revolving Auto Conduit LLC, 4.850%, 1/18/2008 (11)	33,000,000	32,786,600
DaimlerChrysler Revolving Auto Conduit LLC, 4.910%, 2/4/2008 (11)	116,000,000	114,971,628
Jupiter Securitization Co., 4.880%, 2/14/2008 (6) (7) (11)	126,592,000	125,304,981
New Center Asset Trust, Inc., 4.960%, 2/20/2008 (11)	100,000,000	98,884,000
New Center Asset Trust, Inc., 5.000%, 2/7/2008 (11)	50,000,000	49,527,778
Variable Funding Capital Corp., 4.880%, 2/13/2008 (6) (7) (11)	150,000,000	148,495,333

		1,141,853,727
Banks - 2.7%
Societe Generale North America, Inc., 4.570%, 12/3/2007 (11)	150,000,000	149,961,917
Diversified - 1.9%
Liberty Light U.S. Capital, (Series MTN), 5.203%, 1/7/2008 (4) (6) (7)	50,000,000	49,998,999
Sigma Financial, Inc., 5.074%, 1/25/2008 (4) (6) (7)	50,000,000	50,001,474

		100,000,473
Foreign Banks - 1.5%
Depfa-Bank PLC, 4.790%, 2/1/2008 (6) (7) (11)	50,000,000	49,587,527
Depfa-Bank PLC, 4.970%, 1/28/2008 (6) (7) (11)	29,000,000	28,767,791

		78,355,318
Insurance - 2.8%
Prudential Financial, Inc., 5.200%, 1/30/2008 (6) (7) (11)	75,000,000	74,350,000
Prudential Financial, Inc., 5.200%, 2/4/2008 (6) (7) (11)	50,000,000	49,530,555
Prudential Financial, Inc., 5.300%, 2/29/2008 (6) (7) (11)	25,000,000	24,656,559

		148,537,114

Total Commercial Paper		1,618,708,549

Corporate Bonds & Notes - 9.7%

Banks - 3.0%
Bank One Corp., 2.625%, 6/30/2008	36,667,000	36,124,056
Bank One Corp., 6.000%, 8/1/2008	46,298,000	46,500,056
Suntrust Bank, 4.000%, 10/15/2008	7,350,000	7,295,496
U.S. Bank National Association, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	29,000,000	28,828,013
UBS AG Stamford, 5.210%, 9/10/2008	40,000,000	40,000,000

		158,747,621
Broker/Dealers - 0.1%
Merrill Lynch & Co., Inc., (Series MTN), 4.831%, 10/27/2008	3,190,000	3,175,394
Construction Equipment - 0.2%
Caterpillar Financial Services Corp., 2.700%, 7/15/2008	10,000,000	9,851,374
Foreign Banks - 1.3%
HBOS Treasury Services, PLC, (Series YCD), 5.350%, 1/24/2008	25,000,000	24,998,759
HBOS Treasury Services, PLC, (Series YCD), 5.450%, 6/19/2008	25,000,000	25,010,855
Household Finance Corp., 6.400%, 6/17/2008	22,245,000	22,356,941

		72,366,555
Insurance - 0.3%
Monumental Global Funding II, 2.800%, 7/15/2008 (6) (7)	19,160,000	18,874,924

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Leasing - 0.5%
International Lease Finance Corp., (Series MTNO), 4.810%, 8/15/2008	$11,940,000	$11,910,661
International Lease Finance Corp., (Series MTNQ), 4.625%, 6/2/2008	16,120,000	16,073,675

		27,984,336
Office Machines - 1.7%
3M Co., 5.656%, 12/12/2007 (6) (7)	90,000,000	90,010,358
Telecommunications - 2.6%
Bellsouth Corp., 4.240%, 4/26/2008 (6) (7)	125,700,000	125,135,076
Bellsouth Telecommunications Corp., 6.125%, 9/23/2008	16,000,000	16,155,520

		141,290,596

Total Corporate Bonds & Notes		522,301,158

Notes-Variable - 46.1%

Banks - 4.4%
First Tennessee Bank, 4.696%, 9/16/2008 (4) (6) (7)	45,000,000	45,000,000
National City Bank, (Series BKNT), 4.869%, 2/13/2008 (4)	25,000,000	25,005,291
Suntrust Bank, (Series BKNT), 5.309%, 4/2/2008 (4)	50,000,000	50,019,626
Washington Mutual, Inc., (Series CD), 5.239%, 4/18/2008 (4)	95,000,000	95,006,870
Westpac Bank NY, (Series MTN), 5.785%, 3/11/2009 (4)	25,000,000	25,000,000

		240,031,787
Broker/Dealers - 10.3%
Bank of America Securities, LLC, 4.788%, 8/29/2008 (4) (6) (7)	100,000,000	100,000,000
Bear Stearns Master Note, 5.400%, 2/25/2008 (4) (6) (7)	100,000,000	100,000,000
Goldman Sachs Group, Inc., 5.084%, 8/22/2008 (4) (6) (7)	100,000,000	100,000,000
Lehman Brothers, Inc., 5.190%, 8/27/2008 (4)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., (Series MTN), 4.768%, 10/3/2008 (4)	7,000,000	7,000,000
Merrill Lynch & Co., Inc., (Series MTN), 4.980%, 8/22/2008 (4)	60,000,000	60,000,000
Merrill Lynch & Co., Inc., (Series MTNB), 4.900%, 2/14/2008 (4)	25,000,000	25,003,262
Wachovia Securities Financial Holdings LLC, 4.700%, 2/4/2008 (4) (6) (7)	65,000,000	65,000,000

		557,003,262
Construction Equipment - 2.6%
Caterpillar Financial Services Corp., (Series MTN), 5.160%, 11/26/2008 (4)	70,000,000	70,000,000
Caterpillar Financial Services Corp., (Series MTN), 5.214%, 4/17/2008 (4)	20,000,000	20,002,146
Caterpillar Financial Services Corp., (Series MTN), 5.694%, 6/16/2008 (4)	50,000,000	50,007,688

		140,009,834
Financial Services - 2.0%
GE Capital Corp., (Series MTNA), 5.111%, 7/28/2008 (4)	55,000,000	55,049,208
GE Capital Corp., (Series MTNA), 5.293%, 1/15/2008 (4)	55,000,000	55,005,935

		110,055,143
Foreign Banks - 13.3%
Australia & New Zealand Banking Group, 5.639%, 7/3/2008 (4) (6) (7)	100,000,000	100,000,000
BNP Paribas, 4.895%, 8/19/2008 (4) (6) (7)	100,000,000	100,000,000
Credit Agricole, 5.141%, 8/26/2008 (4) (6) (7)	75,000,000	75,000,000
Credit Agricole, 5.180%, 7/22/2008 (4) (6) (7)	25,000,000	25,000,000
Dekabank, 5.239%, 11/19/2008 (4) (6)	100,000,000	100,000,000
Depfa-Bank PLC, (Series EXL), 5.754%, 7/15/2008 (4) (6) (7)	50,000,000	50,000,000
Natexis Banques Populaires U.S. Finance Co., 4.896%, 9/8/2008 (4) (6) (7)	100,000,000	100,000,000
Northern Rock PLC, (Series MTN), 5.814%, 7/8/2008 (4) (6) (7)	68,000,000	68,006,816
Westlb AG NY, 4.719%, 10/9/2008 (4) (6) (7)	100,000,000	100,000,000

		718,006,816
Insurance - 10.0%
Allstate Life Global Fund, (Series EXL), 4.758%, 9/15/2008 (4) (6) (7)	50,000,000	50,026,679
Genworth Life Insurance Co., 5.230%, 4/21/2008 (4) (6) (10)	75,000,000	75,000,000
Jackson National Life Insurance Co., 5.173%, 1/24/2008 (4) (6) (7)	38,250,000	38,256,059
Jackson National Life Insurance Co., 5.190%, 6/24/2008 (4) (6) (7)	100,000,000	99,954,271
Metropolitan Life Insurance Co., 4.951%, 2/1/2008 (4) (6) (10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 5.620%, 6/2/2008 (4) (6) (10)	65,000,000	65,000,000
Monumental Global Funding III, 5.568%, 3/20/2008 (4) (6) (7)	83,000,000	83,000,000
Pacific Life Global Funding, (Series MTN), 5.223%, 11/7/2008 (4) (6) (7)	75,000,000	75,000,000
Principal Life Insurance Co., (Series MTN), 5.750%, 12/7/2007 (4)	2,550,000	2,550,017

		538,787,026
Personal Credit - 3.5%
American Express Credit, (Series MTNB), 4.788%, 3/5/2008 (4)	30,000,000	30,000,000
American Honda Finance Corp., (Series MTN), 5.213%, 7/7/2008 (4) (6) (7)	50,000,000	50,000,000
American Honda Finance Corp., (Series MTN), 5.668%, 12/6/2007 (4) (6) (7)	55,000,000	55,000,000
SLM Corp., (Series MTNA), 5.164%, 1/25/2008 (4)	53,220,000	53,227,856

		188,227,856

Total Notes-Variable		2,492,121,724

Description	Principal Amount	Value
Repurchase Agreements - 3.9%
Agreement with Morgan Stanley & Co., Inc., 4.50%, dated 11/30/2007 to be repurchased at $110,041,250 on 12/3/2007, collateralized by U.S. Government Agency Obligations with various maturities to 10/02/2017, with a market value of $112,594,750	$110,000,000	$110,000,000
Agreement with State Street Bank & Trust Co., Inc., 4.350%, dated 11/30/2007 to be repurchased at $98,891,639 on 12/3/2007, collateralized by U.S. Government Agency Obligations with various maturities to 12/14/2007, with a market value of $102,858,750	98,855,804	98,855,804

Total Repurchase Agreements		208,855,804

Trust Demand Notes - 4.4%

Broker/Dealers - 3.0%
Greenwich Capital Holdings, 4.888%, 12/3/2007 (4) (6) (7)	100,000,000	100,000,000
JP Morgan Securities, Inc., 4.726%, 12/3/2007 (4) (6) (7)	63,000,000	63,000,000

		163,000,000

Insurance - 1.4%
ING USA Annuity & Life Insurance Co., 5.193%, 1/24/2008 (4) (6) (10)	75,000,000	75,000,000

Total Trust Demand Notes		238,000,000

Total Investments - 99.7% (at amortized cost)		5,379,987,235
Other Assets and Liabilities - 0.3%		15,590,208

Total Net Assets - 100.0%		$5,395,577,443

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Government Agencies - 47.5%

Federal Home Loan Bank - 45.6%
2.510%, 1/23/2008	$450,000	$448,267
2.625%, 7/15/2008	2,555,000	2,513,698
2.850%, 6/26/2008	250,000	246,832
3.000%, 7/23/2008	250,000	246,675
3.700%, 8/18/2008	250,000	247,660
4.100%, 6/13/2008	3,870,000	3,846,262
4.625%, 12/4/2008	5,000,000	5,000,000
4.650%, 11/21/2008	12,000,000	12,000,000
4.708%, 5/5/2009 (4)	25,000,000	25,000,000
4.767%, 2/11/2009 (4)	50,000,000	50,000,000
4.850%, 2/6/2008	1,395,000	1,394,015
4.875%, 6/4/2008	500,000	499,414
5.030%, 3/26/2009 (4)	25,000,000	24,998,354
5.060%, 4/7/2009 (4)	50,000,000	49,999,999
5.300%, 6/18/2008	750,000	750,104
5.486%, 3/18/2008 (4)	25,000,000	24,997,664

		202,188,944

Federal Home Loan Mortgage Corporation - 1.7%
3.000%, 7/9/2008	1,455,000	1,434,889
3.650%, 1/23/2008	450,000	448,986
3.875%, 6/15/2008	4,700,000	4,664,884
5.500%, 1/18/2008	1,000,000	1,000,309

		7,549,068

Federal National Mortgage Association - 0.2%
3.550%, 1/17/2008	500,000	498,965
3.800%, 1/18/2008	354,000	353,345

		852,310

Total Government Agencies		210,590,322

Repurchase Agreements - 53.5%
Agreement with Barclay’s Capital, Inc., 4.620%, dated 11/30/2007 to be repurchased at $65,025,025 on 12/3/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 7/15/2033, with a market value of $66,300,626	65,000,000	65,000,000
Agreement with Cantor Fitzgerald, Inc., 4.788%, dated 11/30/2007 to be repurchased at $55,021,943 on 12/3/2007, collateralized by U.S. Government Agency SBA Pools with various maturities to 12/25/2032, with a market value of $56,100,000	55,000,000	55,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 4.630%, dated 11/30/2007 to be repurchased at $85,032,796 on 12/3/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 9/1/2037, with a market value of $86,700,000	85,000,000	85,000,000
Agreement with Morgan Stanley & Co., Inc., 4.600%, dated 11/30/2007 to be repurchased at $22,008,433 on 12/3/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 8/1/2037, with a market value of $27,937,336	22,000,000	22,000,000
Agreement with State Street Bank & Trust Co., Inc., 4.350%, dated 11/30/2007 to be repurchased at $10,368,422 on 12/3/2007, collateralized by U.S. Government Agency Obligations with various maturities to 2/29/2008, with a market value of $10,573,200	10,364,665	10,364,665

Total Repurchase Agreements		237,364,665

Total Investments - 101.0% (at amortized cost)		447,954,987
Other Assets and Liabilities - (1.0)%		(4,346,452)

Total Net Assets - 100.0%		$443,608,535

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2007

(Unaudited)

Description	Principal Amount	Value
Municipals - 99.2%

Alabama - 3.3%
Birmingham-Medical Center, East Alabama Special Care Facilities Financing Authority, Revenue Bonds, 3.670%, 7/1/2015 (4) (6)	$4,580,000	$4,580,000
Decatur, Alabama Educational Building Authority, Revenue Bonds, 3.710%, 12/1/2027, Call Date 12/1/2007 (4)	1,570,000	1,570,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.710%, 4/1/2017, Call Date 12/7/2007 (4)	1,310,000	1,310,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.660%, 10/1/2032, Call Date 12/3/2007 (4)	1,384,000	1,384,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.660%, 10/1/2032, Call Date 12/3/2007 (4)	1,475,000	1,475,000
Jefferson County, Alabama Limited Obligation School, Revenue Bonds/Warrants (Series 1757T), 3.660%, 7/1/2012 (4)	9,305,000	9,305,000

		19,624,000
Arizona - 1.3%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 3.680%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
California - 6.8%
California State, Municipal Securities Trust Receipts, GO UT, 3.600%, 9/1/2028, Call Date 9/1/2010 (4)	5,350,000	5,350,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series P41W), 3.810%, 8/15/2033, Call Date 8/15/2013 (4)	3,200,000	3,200,000
Municipal Securities Trust Certificates, GO UT (Series 2005), 144A, 3.730%, 4/7/2027 (4) (6) (7)	10,730,000	10,730,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.840%, 10/1/2035, Call Date 12/3/2007 (4)	21,940,000	21,940,000

		41,220,000
Colorado - 4.9%
Aspen Valley Hospital District, Colorado, Revenue Bonds, 3.610%, 10/15/2033, Call Date 12/3/2007 (4)	5,235,000	5,235,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 3.780%, 7/1/2029, Call Date 12/5/2007 (4)	1,930,000	1,930,000
Park Creek Metropolitan District, Revenue Bonds, 3.680%, 12/1/2037, Call Date 6/1/2008 (4) (6)	6,500,000	6,500,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 4.180%, 12/1/2028 (4)	15,995,000	15,995,000

		29,660,000
Delaware - 1.7%
Delaware State, Economic Development Authority, Revenue Bonds, 3.610%, 7/1/2036, Call Date 12/3/2007 (4)	10,050,000	10,050,000
District of Columbia - 2.2%
District of Columbia, GO UT (Series 1896), 3.700%, 6/1/2015 (4)	6,540,000	6,540,000
District of Columbia, Revenue Bonds, 3.710%, 10/1/2023, Call Date 12/3/2007 (4)	3,590,000	3,590,000
District of Columbia, Revenue Bonds, 3.710%, 3/1/2026, Call Date 12/3/2007 (4)	3,375,000	3,375,000

		13,505,000
Florida - 4.9%
Florida Development Finance Corp., Revenue Bonds, 3.710%, 7/1/2026, Call Date 12/1/2007 (4)	1,700,000	1,700,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series K28), 3.770%, 10/1/2035 (4)	6,500,000	6,500,000
Martin County, Florida Pollution Control, Revenue Bonds, 3.690%, 7/15/2022, Call Date 12/3/2007 (4)	6,600,000	6,600,000
Miami-Dade County, Florida School Board, Certificates of Participation (Series A), 3.630%, 8/1/2027 (4)	6,000,000	6,053,326

Description	Principal Amount	Value
Municipals (continued)

Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.650%, 7/1/2024, Call Date 12/3/2007 (4)	$2,125,000	$2,125,000
Tampa, Florida Revenue Bonds (Series 1741), 3.980%, 4/1/2035, Call Date 12/6/2007 (4)	6,835,000	6,835,000

		29,813,326
Georgia - 1.0%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.610%, 6/1/2026, Call Date 12/3/2007 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.640%, 1/1/2021, Call Date 12/5/2007 (4)	875,000	875,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.640%, 1/1/2021, Call Date 12/5/2007 (4)	100,000	100,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.650%, 10/1/2022, Call Date 12/3/2007 (4)	855,000	855,000
Rome-Floyd County, Georgia Development Authority, Revenue Bonds, 3.680%, 11/1/2011 (4)	3,500,000	3,500,000

		5,960,000
Idaho - 1.3%
Eclipse Funding Trust, Revenue Bonds, 3.780%, 4/1/2036, Call Date 4/1/2017 (4) (6)	7,810,000	7,810,000
Illinois - 3.7%
Illinois Health Facilities Authority, Revenue Bonds (Series 2016), 3.700%, 7/1/2029, Call Date 7/1/2012 (4)	4,100,000	4,100,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.810%, 12/1/2020 (4)	5,510,000	5,510,000
Lehman Municipal Trust Receipts, GO UT (Series P34W), 3.770%, 12/1/2024 (4)	3,705,000	3,705,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series 6), 3.770%, 4/1/2028 (4)	4,730,000	4,730,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.790%, 4/1/2020, Call Date 12/3/2007 (4)	4,075,000	4,075,000

		22,120,000
Indiana - 0.8%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.850%, 4/1/2021, Call Date 12/3/2007 (4)	200,000	200,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series P36W), 3.770%, 2/1/2024 (4)	4,785,000	4,785,000

		4,985,000
Iowa - 0.8%
Iowa State School Cash Anticipation Program, Revenue Notes (Series B), 4.250%, 1/25/2008	5,000,000	5,004,873
Kansas - 0.2%
Shawnee, Kansas Industrial Revenue Bonds, 3.590%, 12/1/2009, Call Date 12/3/2007 (4)	1,495,000	1,495,000
Kentucky - 1.2%
Hancock County, Kentucky Industrial Building Revenue Bonds, 3.680%, 7/1/2012 (4)	1,685,000	1,685,000
Hancock County, Kentucky Pollution Control Revenue Bonds, 3.680%, 7/1/2012 (4)	1,000,000	1,000,000
Jefferson County, Kentucky Industrial Building Revenue Bonds, 3.680%, 1/1/2009 (4)	1,400,000	1,400,000
Jefferson County, Kentucky Industrial Building Revenue Bonds, 3.680%, 3/1/2010 (4)	3,000,000	3,000,000

		7,085,000
Louisiana - 4.7%
BB&T Municipal Trust, Revenue Bonds (Series 4000), 3.710%, 7/1/2018 (4)	2,020,000	2,020,000
Deutsche Bank Spears/ Lifers Trust, Revenue Bonds, 3.840%, 9/1/2037, Call Date 9/1/2017 (4)	4,940,000	4,940,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.850%, 12/15/2014, Call Date 12/3/2007 (4)	1,035,000	1,035,000
Louisiana Housing Finance Agency, Revenue Bonds, 3.660%, 12/1/2025 (4)	3,185,000	3,185,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.650%, 7/1/2034, Call Date 7/1/2016 (4)	9,470,000	9,470,000
St. John Baptist Parish, Louisiana Revenue Bonds (Series 2116), 3.680%, 6/1/2037, Call Date 6/1/2017 (4)	7,490,000	7,490,000

		28,140,000
Massachusetts - 0.2%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.820%, 12/1/2019, Call Date 12/3/2007 (4)	1,000,000	1,000,000

Description	Principal Amount	Value
Municipals (continued)

Michigan - 1.3%
Municipal Securities Trust Certificates, Revenue Bonds (Series 283), 144A, 3.700%, 10/21/2014 (4) (6) (7)	$7,895,000	$7,895,000
Mississippi - 0.9%
Newton, Mississippi Industrial Development, Revenue Bonds, 3.710%, 6/1/2009, Call Date 12/3/2007 (4)	5,350,000	5,350,000
Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution, Revenue Bonds (Series 1813), 3.700%, 1/1/2015 (4)	1,940,000	1,940,000
Montana - 0.6%
Montana State Board of Investment Economic Development, Revenue Bonds, 3.630%, 9/1/2010 (4)	3,925,000	3,925,000
Nebraska - 0.1%
Nebraska, Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 3.640%, 9/1/2031, Call Date 12/3/2007 (4)	600,000	600,000
New Hampshire - 3.0%
New Hampshire Health & Education Authority, Hospital Revenue Bonds, 6.000%, 1/1/2031, Call Date 12/3/2007 (4)	10,000,000	10,000,000
New Hampshire State Business Finance Authority, Revenue Bonds, 3.610%, 12/1/2036, Call Date 12/3/2007 (4)	8,315,000	8,315,000

		18,315,000
New York - 2.0%
New York, New York, GO UT, 3.560%, 8/15/2029, Call Date 12/3/2007 (4)	2,100,000	2,100,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.820%, 4/1/2018, Call Date 12/3/2007 (4)	3,785,000	3,785,000
TSASC INC NY, Revenue Bonds, 4.030%, 6/1/2034, Call Date 6/1/2016 (4)	6,000,000	6,000,000

		11,885,000
North Carolina - 0.3%
Alamance County, North Carolina Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds, 3.760%, 12/1/2014 (4)	540,000	540,000
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.710%, 7/1/2017, Call Date 12/3/2007 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.760%, 12/1/2008 (4)	160,000	160,000

		1,635,000
Ohio - 5.9%
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 4.130%, 7/15/2029, Call Date 1/7/2008 (4)	9,900,000	9,900,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.680%, 11/1/2011 (4)	3,250,000	3,250,000
Lehman Municipal Trust Receipts, GO UT (Series 6), 3.770%, 12/1/2026 (4)	4,500,000	4,500,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.680%, 10/1/2009 (4)	4,700,000	4,700,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 3.820%, 4/1/2017, Call Date 12/3/2007 (4)	3,330,000	3,330,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 3.820%, 4/1/2032, Call Date 12/3/2007 (4)	10,165,000	10,165,000

		35,845,000
Oklahoma - 3.0%
Oklahoma State Industrial Authority, Revenue Bonds, 3.850%, 8/1/2018, Call Date 12/3/2007 (4)	1,545,000	1,545,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.700%, 11/1/2030 (4)	11,000,000	11,000,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.780%, 11/1/2026, Call Date 12/3/2007 (4)	3,100,000	3,100,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.850%, 10/1/2032, Call Date 12/3/2007 (4)	2,535,000	2,535,000

		18,180,000

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania - 7.3%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.680%, 7/1/2010 (4)	$3,100,000	$3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.710%, 9/1/2019, Call Date 12/3/2007 (4)	1,915,000	1,915,000
Chester County, Pennsylvania Health & Education Facilities Authority, Revenue Bonds, 3.600%, 7/1/2034, Call Date 12/3/2007 (4)	2,160,000	2,160,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.660%, 4/1/2017, Call Date 12/3/2007 (4)	1,120,000	1,120,000
Lehigh County, Pennsylvania General Purpose Authority, Revenue Bonds, 3.720%, 7/1/2018, Call Date 1/7/2008 (4) (6)	10,000,000	10,000,000
Montgomery County, Pennsylvania Higher Education & Health Authority, Revenue Bonds, 3.590%, 5/1/2034, Call Date 12/3/2007 (4)	5,000,000	5,000,000
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, 4.500%, 5/1/2037, Call Date 5/1/2008 (4)	4,900,000	4,913,726
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.610%, 12/1/2035, Call Date 12/3/2007 (4)	3,200,000	3,200,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.710%, 11/1/2021 (4)	3,275,000	3,275,000
Washington County, Pennsylvania Hospital Authority, Revenue Bonds, 3.800%, 7/1/2023 (4)	9,080,000	9,080,000

		43,763,726
Puerto Rico - 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.950%, 3/1/2023, Call Date 3/1/2008 (4)	3,000,000	3,000,000
South Carolina - 6.2%
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds, 3.590%, 1/1/2034, Call Date 12/3/2007 (4)	1,300,000	1,300,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 4.080%, 8/1/2039, Call Date 4/1/2011 (4)	24,995,000	24,995,000
Scago, South Carolina, Educational Facilities Corp. for Union School District Installment, Revenue Bonds (Series 1783), 3.830%, 12/1/2031, Call Date 12/1/2016 (4)	10,200,000	10,200,000
South Carolina State Housing, Finance & Development Authority, Multifamily, Revenue Bonds, 4.130%, 12/15/2030 (4)	1,120,000	1,120,000

		37,615,000
Tennessee - 1.9%
Blount County, Tennessee Public Building Authority, Revenue Bonds, 3.650%, 6/1/2031, Call Date 12/3/2007 (4)	1,500,000	1,500,000
Dayton, Tennessee Industrial Development Board, Revenue Bonds, 3.710%, 6/1/2011, Call Date 12/3/2007 (4)	4,250,000	4,250,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.700%, 12/1/2014 (4)	4,550,000	4,550,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.680%, 7/1/2010 (4)	1,000,000	1,000,000

		11,300,000
Texas - 11.8%
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 4.130%, 9/1/2018 (4)	14,195,000	14,195,000
Comal, Texas Independent School District, GO UT, 3.700%, 8/1/2016 (4)	2,260,000	2,260,000
JP Morgan Chase & Co., Putters (Series 1632P), Revenue Bonds, 3.780%, 4/1/2013 (4)	8,580,000	8,580,000
JP Morgan Chase & Co., Putters (Series 1684P), Revenue Bonds, 3.780%, 8/15/2014 (4)	6,385,000	6,385,000
North Texas Tollway Authority, Dallas North Tollway System, Revenue Bonds (Series B), 5.000%, 1/1/2038, Call Date 1/1/2013 (4)	6,270,000	6,320,289
North Texas Tollway Authority, Revenue Notes, 4.125%, 11/19/2008, Call Date 3/3/2008	20,000,000	20,000,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.840%, 2/15/2036, Call Date 12/3/2007 (4)	8,200,000	8,200,000

Description	Shares or Principal Amount	Value
Municipals (continued)

San Antonio, Texas, Revenue Bonds, 3.580%, 5/15/2033, Call Date 12/3/2007 (4)	$1,290,000	$1,290,000
Texas State Student Housing Authority, Revenue Bonds, 4.130%, 10/1/2033 (4)	4,160,000	4,160,000

		71,390,289
Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.580%, 10/1/2034, Call Date 12/3/2007 (4)	900,000	900,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.590%, 4/1/2015, Call Date 12/3/2007 (4)	3,810,000	3,810,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.590%, 4/1/2032, Call Date 12/3/2007 (4)	1,550,000	1,550,000

		6,260,000
Virginia - 0.9%
Lewistown Commerce Center Community Development Authority, Virginia Special Tax Revenue Bonds (Series 2115), 3.690%, 3/1/2027, Call Date 3/1/2018 (4)	4,000,000	4,000,000
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.700%, 9/1/2019, Call Date 12/3/2007 (4)	1,405,000	1,405,000

		5,405,000
Washington - 2.6%
Washington State Health Care Facilities Authority, Revenue Bonds, 3.690%, 11/15/2026, Call Date 12/3/2007 (4)	12,000,000	12,000,000
Washington State Putters, GO UT, (Series 333), 3.680%, 12/1/2014 (4)	3,850,000	3,850,000

		15,850,000
Wisconsin - 6.9%
Arrowhead, Wisconsin Union High School District, Tax & Revenue Promissory Notes, 3.600%, 9/29/2008	3,400,000	3,400,929
Middleton, Wisconsin Revenue Notes, 4.000%, 7/1/2008, Call Date 12/3/2007	4,610,000	4,610,057
Rhinelander School District, GO UT, Tax & Revenue Promissory Notes, 3.460%, 9/10/2008	4,500,000	4,500,677
Sheboygan, Wisconsin Area School District, Tax & Revenue Notes, 3.650%, 6/27/2008	3,000,000	3,000,655
Sparta, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.620%, 10/7/2008	4,300,000	4,300,702
St. Francis, Wisconsin School District, GO UT, Tax & Revenue Promissory Notes, 3.540%, 10/29/2008	3,100,000	3,100,790
Sun Prairie, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.650%, 10/20/2008	10,300,000	10,306,116
Waunakee, Wisconsin Community School District, Tax & Revenue Promissory Notes, 3.520%, 10/20/2008	5,000,000	5,000,855
West Salem, Wisconsin School District, Tax & Revenue Promissory Notes, 3.570%, 10/30/2008	3,050,000	3,050,532
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.850%, 5/1/2026, Call Date 12/3/2007 (4)	200,000	200,000

		41,471,313
Wyoming - 3.7%
Sweetwater County, Wyoming Hospital Revenue Bonds (Series A), 3.610%, 9/1/2026, Call Date 12/3/2007 (4)	5,035,000	5,035,000
Sweetwater County, Wyoming Hospital Revenue Bonds (Series B), 3.610%, 9/1/2037, Call Date 12/3/2007 (4)	12,160,000	12,160,000
Uinta County, Wyoming Pollution Control Revenue Bonds, 3.650%, 7/1/2026, Call Date 12/3/2007 (4)	4,900,000	4,900,000

		22,095,000

Total Municipals		599,192,527
Mutual Funds - 0.1%
Federated Tax-Free Obligations Fund	354,003	354,003

Total Mutual Funds (identified cost $354,003)		354,003

Total Investments - 99.3% (at amortized cost)		599,546,530
Other Assets and Liabilities - 0.7%		4,483,170

Total Net Assets - 100.0%		$604,029,700

Notes to Schedule of Investments (Unaudited)

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2007.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2007.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2007, these securities amounted to:

Fund	Amount	% of Total Net Assets
Aggregate Bond Fund	$9,296,494	3.97%
Government Income Fund	19,327,043	2.65
Short-Intermediate Bond Fund	40,297,478	7.71
Short-Term Income Fund	3,481,599	2.87
Prime Money Market Fund	3,075,840,809	57.01
Tax-Free Money Market Fund	47,515,000	7.87

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(9)	Securities that are subject to alternative minimum tax represent 13.70% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	-	American Depository Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
GDR	-	Global Depository Receipt
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
IDC	-	Industrial Development Corporation
INS	-	Insured
LIQ	-	Liquidity Agreement
LP	-	Limited Partnership
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2007 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$293,188,520	$68,049,852	$(5,577,382)	$62,472,470
Large-Cap Growth Fund	256,653,998	46,332,388	(3,925,431)	42,406,957
Mid-Cap Value Fund	479,213,366	87,924,495	(19,114,346)	68,810,149
Mid-Cap Growth Fund	278,979,449	49,120,725	(3,681,302)	45,439,423
Small-Cap Growth Fund	354,818,332	48,595,620	(12,382,985)	36,212,635
International Stock Fund	515,711,069	92,855,050	(17,941,862)	74,913,188
Aggregate Bond Fund	331,444,115	5,597,382	(1,516,056)	4,081,326
Government Income Fund	1,185,905,361	11,162,595	(4,607,737)	6,554,858
Short-Intermediate Bond Fund	697,452,313	4,596,592	(9,316,507)	(4,719,915)
Intermediate Tax-Free Fund	84,620,653	1,538,773	(61,647)	1,477,126
Short-Term Income Fund	146,464,761	863,635	(1,683,131)	(819,496)
Prime Money Market Fund*	447,954,987	—	—	—
Government Money Market Fund*	5,379,987,235	—	—	—
Tax-Free Money Market Fund*	599,546,530	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral was jointly pooled and invested in the following securities as of November 30, 2007 (1):

Alliance & Leicester PLC, 4.687%, 12/10/2007	$20,000,000
Allstate Life Global Fd II, 4.758%, 12/17/2007	19,970,000
Allstate Life Global Fd II, 4.758%, 12/17/2007	19,970,000
American Express Credit, 4.788%, 12/5/2007	20,000,000
American General Finance, 4.702%, 12/17/2007	19,981,220
Aust. & N.Z. Banking Group, 4.803%, 12/24/2007	19,961,388
Banco Santander Totta SA, 4.668%, 12/17/2007	14,978,700
Barclays Capital Repo, 4.600%, 12/3/2007	3,000,000
Bayerische Landesbank NY, 4.849%, 12/24/2007	20,010,200
Bear Stearns Co., 4.788%, 12/5/2007	14,700,000
Bear Stearns Co., 4.860%, 12/28/2007	6,000,000
BMW US Capital LLC, 4.672%, 12/17/2007	22,001,980
Canadian Imperial Bank, 4.742%, 12/17/2007	14,995,500
Credit Suisse First Boston, 4.898%, 12/3/2007	19,976,000
DNB NOR Bank ASA, 4.789%, 12/26/2007	19,961,020
GE Capital Corp., 4.756%, 12/1/2007	20,000,000
Greenwich Capital Holdings, 4.838%, 12/3/2007	20,000,000
HBOS Treasury Services PLC, 4.786%, 12/3/2007	19,981,200
HSBC Finance Corp., 4.839%, 12/24/2007	14,946,750
HSH Nordbank NY, 4.840%, 12/24/2007	19,991,200
IBM Corp., 4.697%, 12/10/2007	19,979,600
ING USA Annuity and Life, 4.883%, 12/26/2007	20,000,000
Irish Life & Permanent, 4.803%, 12/24/2007	19,960,000
Metlife Insurance FA, 4.766%, 12/3/2007	20,000,000
National City Bank, 4.908%, 12/3/2007	29,957,400
National Rural Utilities Coop., 4.726%, 12/3/2007	19,960,600
Northern Rock PLC, 4.748%, 12/3/2007	19,530,000
Provident Money Market Fund, 4.966%, 12/3/2007	312,897,447
Prudential Funding, 4.677%, 12/15/2007	20,000,000
SLM Corp., 4.750%, 12/20/2007	19,820,780
Unilever Capital Corp., 4.649%, 12/12/2007	14,977,050
Wachovia Securities LLP, 4.700%, 12/3/2007	15,000,000
Wells Fargo & Co., 4.766%, 12/3/2007	9,997,500
Westlb AG NY FRN, 4.719%, 12/10/2007	14,972,100
Westpac Bank NY, 5.785%, 12/18/2007	10,000,000

Total	$917,477,635

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$19,866,804	$20,752,662
Large-Cap Growth Fund	26,025,820	27,186,299
Mid-Cap Value Fund	57,177,396	59,726,915
Mid-Cap Growth Fund	65,589,573	68,514,186
Small-Cap Growth Fund	102,386,526	106,951,897
International Stock Fund	59,819,370	62,486,696
Aggregate Bond Fund	79,837,562	83,397,486
Government Income Fund	332,595,605	347,425,907
Short-Intermediate Bond Fund	110,703,039	115,639,245
Short-Term Income Fund	24,312,269	25,396,342

Total	$878,313,964	$917,477,635

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

3. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the quarter ended November 30, 2007, the Large-Cap Value Fund had $825,848 in realized losses on written options.

At November 30, 2007, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Deere & Co.	Call	January 2008	$90	140	$85,400	$(60,620)
Deere & Co.	Call	January 2008	93	70	30,800	(16,660)
Marathon Oil Corp.	Call	January 2008	68	75	2,625	5,025
NVIDIA Corp.	Call	December 2007	55	170	4,250	40,289
NVIDIA Corp.	Call	December 2007	60	170	—	25,840
Chevron Corp.	Put	March 2008	75	1,580	244,900	110,705
Goldman Sachs Group, Inc.	Put	January 2008	140	210	12,600	60,834
Lehman Brothers Holdings, Inc.	Put	January 2008	45	1,100	82,500	134,560
Merrill Lynch & Co., Inc.	Put	January 2008	55	1,050	246,750	(57,406)
Morgan Stanley	Put	January 2008	50	1,187	302,685	(181,613)

Total				5,752		$60,954

4. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2007, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation (Depreciation)
Intermediate Tax-Free Fund	December 2007	10	U.S. 2 Year Note	Short	$(18,959)
Short-Term Income Fund	March 2008	150	U.S. 5 Year Note	Long	12,351

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
January 24, 2008

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 24, 2008